AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT
TO SHAREHOLDERS

June 30, 2019

AMERIPRISE CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDERS
June 30, 2019

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED BALANCE SHEET (UNAUDITED)

June 30, 2019
(in thousands, except share data)
Assets
Qualified Assets
Cash and cash equivalents	$466,652
Investments in unaffiliated issuers:
Available-for-Sale securities, at fair value	7,778,962
Commercial mortgage loans and syndicated loans, at cost	267,371
Equity securities, at fair value	468
Certificate loans - secured by certificate reserves, at cost, which approximates fair value	204
Total investments	8,047,005
Receivables:
Dividends and interest	17,273
Receivables from brokers, dealers and clearing organizations	10,057
Other receivables	155
Total receivables	27,485
Derivative assets	39,685
Total qualified assets	8,580,827
Taxes receivable from parent	1,012
Due from related party	69
Total assets	$8,581,908

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED BALANCE SHEET (UNAUDITED) (continued)

June 30, 2019
(in thousands, except share data)
Liabilities and Shareholder's Equity
Liabilities
Certificate reserves
Installment certificates:
Reserves to mature	$5,389
Fully paid certificates:
Reserves to mature	7,932,780
Additional credits and accrued interest	12,425
Due to unlocated certificate holders	271
Total certificate reserves	7,950,865
Taxes payable to parent	508
Payables to brokers, dealers and clearing organizations	62,817
Derivative liabilities	27,329
Due to related party	3,876
Deferred taxes, net	1,169
Other liabilities	46,196
Total liabilities	8,092,760

Shareholder's Equity
Common shares ($10 par value, 150,000 shares authorized and issued)	1,500
Additional paid-in capital	289,517
Retained earnings:
Appropriated for pre-declared additional credits and interest	620
Appropriated for additional interest on advance payments	15
Unappropriated	179,206
Accumulated other comprehensive income (loss), net of tax	18,290
Total shareholder's equity	489,148
Total liabilities and shareholder's equity	$8,581,908

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)

Six Months Ended June 30, 2019
(in thousands)
Investment Income
Interest income from unaffiliated investments:
Available-for-Sale securities	$112,624
Syndicated loans and commercial mortgage loans	6,002
Certificate loans	6
Other	5,358
Total investment income	123,990

Investment Expenses
Ameriprise Financial, Inc. and affiliated company fees:
Distribution	10,633
Investment advisory and services	9,074
Transfer agent	4,484
Depository	50
Other	227
Total investment expenses	24,468
Net investment income before provision for certificate reserves and income taxes	99,522

Provision for Certificate Reserves
According to the terms of the certificates:
Provision for certificate reserves	287
Interest on additional credits	1
Additional credits/interest authorized by ACC	67,966
Total provision for certificate reserves before reserve recoveries	68,254
Reserve recoveries from terminations prior to maturity	(478)
Net provision for certificate reserves	67,776

Net investment income before income taxes	31,746
Income tax expense	8,003
Net investment income, after-tax	23,743

Net realized gain (loss) on investments before income taxes	37
Income tax expense (benefit)	8
Net realized gain (loss) on investments, after-tax	29
Net income	$23,772

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$—
Portion of loss recognized in other comprehensive income (loss) (before taxes)	—
Net impairment losses recognized in net realized gain (loss) on investments	$—

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)

Six Months Ended June 30, 2019
(in thousands)
Net income	$23,772
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period	52,191
Reclassification of net (gains) losses on securities included in net income	(70)
Total other comprehensive income (loss), net of tax	52,121
Total comprehensive income (loss)	$75,893

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY (UNAUDITED)

Six Months Ended June 30, 2019
(in thousands)
Common Shares
Balance at beginning and end of period	$1,500

Additional Paid-In Capital
Balance at beginning of period	285,017
Receipt of capital from parent	4,500
Balance at end of period	289,517

Retained Earnings
Appropriated for Pre-Declared Additional Credits and Interest
Balance at beginning of period	910
Transfer to unappropriated from appropriated	(290)
Balance at end of period	620

Appropriated for Additional Interest on Advance Payments
Balance at beginning and end of period	15

Unappropriated
Balance at beginning of period	155,251
Cumulative effect of adoption of premium amortization on purchased callable debt securities guidance	(107)
Net income	23,772
Transfer to unappropriated from appropriated	290
Balance at end of period	179,206

Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at beginning of period	(33,831)
Other comprehensive income (loss), net of tax	52,121
Balance at end of period	18,290

Total Shareholder's Equity	$489,148

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)

Six Months Ended June 30, 2019
(in thousands)
Cash Flows from Operating Activities
Net income	$23,772
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of premiums, accretion of discounts, net	(18,207)
Deferred income tax expense (benefit)	(746)
Net realized (gain) loss on Available-for-Sale securities	(88)
Other net realized (gain) loss	51
Changes in operating assets and liabilities:
Dividends and interest receivable	20,548
Certificate reserves, net	7,384
Deferred taxes, net	(12,490)
Taxes payable to/receivable from parent, net	(689)
Derivatives, net of collateral	34
Other liabilities	8,102
Other receivables	27
Payables to brokers, dealers and clearing organizations	(21,451)
Other, net	303
Net cash provided by (used in) operating activities	6,550

Cash Flows from Investing Activities
Available-for-Sale securities:
Sales	9,689
Maturities, redemptions and calls	2,532,096
Purchases	(2,535,037)
Syndicated loans and commercial mortgage loans:
Sales, maturities and repayments	24,433
Purchases and fundings	(32,414)
Certificate loans, net	39
Net cash provided by (used in) investing activities	(1,194)

Cash Flows from Financing Activities
Payments from certificate holders and other additions	2,924,418
Certificate maturities and cash surrenders	(2,872,901)
Capital contribution from parent	4,500
Net cash provided by (used in) financing activities	56,017

Net increase (decrease) in cash and cash equivalents	61,373
Cash and cash equivalents at beginning of period	405,279
Cash and cash equivalents at end of period	$466,652

Supplemental disclosures including non-cash transactions:
Cash paid (received) for income taxes	$8,756
Cash paid for interest	68,311

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CASH EQUIVALENTS
COMMERCIAL PAPER
CENTERPOINT ENERGY INC	7/8/2019	—%	$20,000	$19,990	$19,990
CENTERPOINT ENERGY INC	7/15/2019	—	5,000	4,995	4,995
CENTERPOINT ENERGY INC	7/16/2019	—	25,000	24,973	24,973
CIGNA CORP	7/11/2019	—	25,000	24,982	24,982
CIGNA CORP	7/16/2019	—	15,000	14,984	14,984
COMPUTERSHARE LTD	7/2/2019	—	8,000	8,000	8,000
DOMINION ENERGY INC	7/10/2019	—	20,000	19,987	19,987
EASTMAN CHEMICAL COMPANY	7/8/2019	—	18,000	17,991	17,991
EASTMAN CHEMICAL COMPANY	7/10/2019	—	27,500	27,482	27,482
ENTERPRISE PRODUCTS PARTNERS L.P.	7/1/2019	—	48,900	48,900	48,900
ENTERPRISE PRODUCTS PARTNERS L.P.	7/3/2019	—	25,000	24,996	24,996
EVERSOURCE ENERGY	7/11/2019	—	29,000	28,980	28,980
KROGER CO	7/1/2019	—	22,900	22,900	22,900
NISOURCE INC	7/12/2019	—	16,100	16,087	16,087
NISOURCE INC	7/15/2019	—	15,000	14,985	14,985
PPL CORPORATION	7/18/2019	—	20,000	19,976	19,976
PPL CORPORATION	7/19/2019	—	14,500	14,481	14,481
THE SOUTHERN COMPANY	7/16/2019	—	10,000	9,989	9,989
THE SOUTHERN COMPANY	7/18/2019	—	8,600	8,590	8,590
WALGREENS BOOTS ALLIANCE INC	7/23/2019	—	20,000	19,969	19,969
TOTAL COMMERCIAL PAPER				393,237	393,237
TOTAL CASH EQUIVALENTS				393,237	393,237

FIXED MATURITIES
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
UNITED STATES TREASURY BILL	7/18/2019	—	75,000	74,912	74,928
UNITED STATES TREASURY BILL	8/15/2019	—	75,000	74,774	74,808
UNITED STATES TREASURY BILL	9/12/2019	—	80,000	79,601	79,669
UNITED STATES TREASURY BILL	10/10/2019	—	75,000	74,497	74,566
UNITED STATES TREASURY BILL	11/7/2019	—	75,000	74,358	74,452
UNITED STATES TREASURY BILL	12/5/2019	—	50,000	49,509	49,564
UNITED STATES TREASURY BILL	7/5/2019	—	75,000	74,979	74,984
UNITED STATES TREASURY BILL	7/11/2019	—	75,000	74,948	74,961
UNITED STATES TREASURY BILL	7/25/2019	—	75,000	74,875	74,903
UNITED STATES TREASURY BILL	8/1/2019	—	75,000	74,844	74,871
UNITED STATES TREASURY BILL	8/8/2019	—	75,000	74,811	74,839
UNITED STATES TREASURY BILL	8/22/2019	—	75,000	74,736	74,776
UNITED STATES TREASURY BILL	8/29/2019	—	75,000	74,695	74,746
UNITED STATES TREASURY BILL	9/5/2019	—	80,000	79,641	79,695
UNITED STATES TREASURY BILL	9/19/2019	—	80,000	79,563	79,634
UNITED STATES TREASURY BILL	9/26/2019	—	80,000	79,532	79,604

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

UNITED STATES TREASURY BILL	10/3/2019	—	75,000	74,534	74,594
UNITED STATES TREASURY BILL	10/17/2019	—	75,000	74,460	74,548
UNITED STATES TREASURY BILL	10/24/2019	—	75,000	74,422	74,526
UNITED STATES TREASURY BILL	10/31/2019	—	75,000	74,390	74,494
UNITED STATES TREASURY BILL	11/14/2019	—	50,000	49,552	49,617
UNITED STATES TREASURY BILL	11/21/2019	—	50,000	49,534	49,596
UNITED STATES TREASURY BILL	11/29/2019	—	50,000	49,511	49,572
UNITED STATES TREASURY BILL	12/12/2019	—	50,000	49,514	49,538
UNITED STATES TREASURY BILL	12/19/2019	—	50,000	49,496	49,517
UNITED STATES TREASURY BILL	12/26/2019	—	25,000	24,749	24,748
UNITED STATES TREASURY BOND	11/15/2028	5.250	200	208	254
TOTAL U. S. GOVERNMENT AND AGENCY OBLIGATIONS				1,760,645	1,762,004

STATE AND MUNICIPAL OBLIGATIONS
CARSON CALIFORNIA REDEVELOPMENT AGENCY	2/1/2020	3.757	3,205	3,205	3,224
FLORIDA ST MID-BAY BRIDGE AUTHORITY	10/1/2021	3.784	2,800	2,800	2,824
KENTUCKY ST PPTY & BLDGS COMMN	5/1/2020	2.263	1,285	1,285	1,285
KENTUCKY ST PPTY & BLDGS COMMN	5/1/2021	2.564	1,100	1,100	1,103
L'ANSE CREUSE MICHIGAN PUBLIC SCHOOLS	5/1/2020	2.159	5,000	5,000	5,000
LOS ANGELES CALIF MUN IMPT CORPORATION	11/1/2019	2.846	3,000	3,000	3,006
LOS ANGELES COUNTY CALIFORNIA REDEV AUTHORITY	8/1/2019	2.644	2,425	2,425	2,426
MICHIGAN STATE HOUSING DEVELOPMENT	10/1/2019	1.822	1,460	1,460	1,459
MICHIGAN STATE HOUSING DEVELOPMENT	4/1/2020	1.946	1,080	1,080	1,079
NEW HOPE CULTURAL EDU FACS FIN CORPORATION	7/1/2019	3.780	2,155	2,155	2,155
NEW HOPE CULTURAL EDU FACS FIN CORPORATION	7/1/2020	4.125	2,810	2,810	2,712
PORT OF SEATTLE	5/1/2020	2.007	5,000	5,000	4,994
STATE OF CONNECTICUT	9/15/2019	3.625	5,500	5,509	5,511
STATE OF CONNECTICUT	9/15/2020	3.750	4,250	4,280	4,310
STATE OF CONNECTICUT	9/15/2021	4.000	3,000	3,043	3,096
STATE OF CONNECTICUT	9/15/2022	3.471	2,000	2,000	2,058
SUCCESSOR AGENCY TO THE PALM DESERT REDEVELOPMENT AGENCY	10/1/2019	2.000	3,835	3,832	3,831
SUCCESSOR AGENCY TO THE PALM DESERT REDEVELOPMENT AGENCY	10/1/2019	2.000	4,680	4,676	4,675
SUCCESSOR AGENCY TO THE PALM DESERT REDEVELOPMENT AGENCY	10/1/2020	2.250	2,000	1,994	2,003
TOTAL STATE AND MUNICIPAL OBLIGATIONS				56,654	56,751

RESIDENTIAL MORTGAGE BACKED SECURITIES
AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
FANNIE MAE 06-36 GF	5/25/2036	2.704	4,471	4,488	4,456
FANNIE MAE 07-46 FB	5/25/2037	2.774	1,835	1,838	1,833
FANNIE MAE 09-107 FL	2/25/2038	3.054	2,053	2,062	2,071
FANNIE MAE 13-2 KF	1/25/2037	2.584	7,488	7,474	7,422
FANNIE MAE AF-2015-22C	4/25/2045	2.790	15,440	15,386	15,370
FANNIE MAE AF-2015-42	6/25/2055	2.770	15,130	15,049	15,102

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE AF-2015-91	12/25/2045	2.810	15,688	15,618	15,581
FANNIE MAE FA-2015-4	2/25/2045	2.790	6,445	6,452	6,417
FANNIE MAE FW-2015-84	11/25/2045	2.790	15,400	15,379	15,331
FANNIE MAE 07-6	2/25/2037	2.854	6,701	6,712	6,716
FANNIE MAE 09-101	12/25/2039	3.244	11,284	11,450	11,501
FANNIE MAE 12-133	4/25/2042	2.654	9,913	9,884	9,778
FANNIE MAE 16-2	2/25/2056	2.920	5,068	5,062	5,066
FANNIE MAE 303970	9/1/2024	6.000	152	151	166
FANNIE MAE 545492	2/1/2022	5.500	46	46	49
FANNIE MAE 725558	6/1/2034	4.404	120	119	125
FANNIE MAE 725694	7/1/2034	4.008	168	165	172
FANNIE MAE 725719	7/1/2033	4.133	363	361	371
FANNIE MAE 735034	10/1/2034	4.344	3,678	3,868	3,824
FANNIE MAE 735702	7/1/2035	4.486	2,628	2,701	2,761
FANNIE MAE 794787	10/1/2034	4.249	100	101	104
FANNIE MAE 799733	11/1/2034	4.455	194	197	205
FANNIE MAE 801337	9/1/2034	4.396	1,693	1,782	1,753
FANNIE MAE 801917	10/1/2034	4.695	268	269	283
FANNIE MAE 804561	9/1/2034	4.363	441	442	463
FANNIE MAE 807219	1/1/2035	4.790	1,067	1,075	1,123
FANNIE MAE 809532	2/1/2035	4.669	357	360	374
FANNIE MAE 834552	8/1/2035	4.705	279	281	294
FANNIE MAE 889485	6/1/2036	4.506	2,509	2,550	2,630
FANNIE MAE 922674	4/1/2036	4.888	1,292	1,322	1,366
FANNIE MAE 968438	1/1/2038	4.655	1,483	1,559	1,551
FANNIE MAE 995123	8/1/2037	4.852	977	1,010	1,036
FANNIE MAE 995548	9/1/2035	4.439	1,270	1,298	1,331
FANNIE MAE 995604	11/1/2035	4.569	4,033	4,246	4,232
FANNIE MAE 995614	8/1/2037	3.788	927	976	937
FANNIE MAE AB1980	12/1/2020	3.000	669	672	682
FANNIE MAE AB5230	5/1/2027	2.500	7,421	7,537	7,488
FANNIE MAE AD0901	4/1/2040	4.831	4,315	4,584	4,537
FANNIE MAE AE0559	12/1/2034	4.515	3,025	3,176	3,158
FANNIE MAE AE0566	8/1/2035	4.628	2,259	2,374	2,374
FANNIE MAE AF-2016-11	3/25/2046	2.940	8,299	8,284	8,317
FANNIE MAE AF-2016-87	11/25/2046	2.840	10,979	10,973	10,926
FANNIE MAE AF-2016-88	12/25/2046	2.880	9,384	9,384	9,374
FANNIE MAE AF-2018-87	12/25/2048	2.740	31,647	31,507	31,220
FANNIE MAE AF-204620	11/15/2042	2.880	9,636	9,617	9,630
FANNIE MAE AL1037	1/1/2037	4.799	2,410	2,562	2,542
FANNIE MAE AL2269	10/1/2040	4.773	2,706	2,877	2,849
FANNIE MAE AL3935	9/1/2037	4.573	6,266	6,617	6,579
FANNIE MAE AL3961	2/1/2039	4.586	4,227	4,459	4,424

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE AL4100	9/1/2036	4.477	6,472	6,816	6,779
FANNIE MAE AL4110	3/1/2037	4.447	4,390	4,613	4,586
FANNIE MAE AL4114	2/1/2039	4.732	6,598	6,992	6,976
FANNIE MAE AO8746	8/1/2027	2.500	13,265	13,600	13,383
FANNIE MAE ARM 105989	8/1/2020	3.180	—	—	—
FANNIE MAE ARM 190726	3/1/2033	4.825	79	80	81
FANNIE MAE ARM 249907	2/1/2024	5.250	91	92	94
FANNIE MAE ARM 303259	3/1/2025	4.756	22	22	22
FANNIE MAE ARM 545786	6/1/2032	4.665	184	185	185
FANNIE MAE ARM 620293	1/1/2032	4.900	146	145	152
FANNIE MAE ARM 651629	8/1/2032	4.435	173	173	179
FANNIE MAE ARM 654158	10/1/2032	4.089	233	233	245
FANNIE MAE ARM 655646	8/1/2032	4.370	136	136	140
FANNIE MAE ARM 655798	8/1/2032	4.364	234	233	245
FANNIE MAE ARM 661349	9/1/2032	4.520	86	86	90
FANNIE MAE ARM 661744	10/1/2032	4.370	199	200	208
FANNIE MAE ARM 664750	10/1/2032	4.488	72	73	76
FANNIE MAE ARM 670731	11/1/2032	4.040	385	385	399
FANNIE MAE ARM 670779	11/1/2032	4.040	283	285	294
FANNIE MAE ARM 670890	12/1/2032	4.165	222	223	228
FANNIE MAE ARM 670912	12/1/2032	4.165	111	111	112
FANNIE MAE ARM 670947	12/1/2032	4.165	173	174	181
FANNIE MAE ARM 694852	4/1/2033	4.565	198	201	206
FANNIE MAE ARM 722779	9/1/2033	4.199	328	329	337
FANNIE MAE ARM 733525	8/1/2033	4.261	341	328	353
FANNIE MAE ARM 739194	9/1/2033	4.437	419	420	437
FANNIE MAE ARM 743256	10/1/2033	4.463	161	159	168
FANNIE MAE ARM 743856	11/1/2033	4.543	127	127	133
FANNIE MAE ARM 758873	12/1/2033	4.591	58	57	60
FANNIE MAE AS4507	2/1/2030	3.000	7,780	8,040	7,953
FANNIE MAE AS4878	4/1/2030	3.000	10,472	10,821	10,705
FANNIE MAE BE5622	1/1/2032	2.500	29,864	30,096	30,091
FANNIE MAE BK0933	7/1/2033	3.500	20,752	20,991	21,443
FANNIE MAE CA1265	2/1/2033	3.000	28,483	28,337	29,093
FANNIE MAE CA2283	8/1/2033	3.500	21,857	21,825	22,726
FANNIE MAE DF-2015-38	6/25/2055	2.750	24,714	24,553	24,571
FANNIE MAE DF-2017-16	3/25/2047	2.860	6,117	6,141	6,102
FANNIE MAE F-2019-31	7/25/2049	2.854	42,910	42,883	42,883
FANNIE MAE FA-2013-1	2/25/2043	2.754	11,788	11,828	11,732
FANNIE MAE FA-2015-55	8/25/2055	2.790	10,241	10,201	10,164
FANNIE MAE FA-204624	12/15/2038	2.890	27,623	27,561	27,625
FANNIE MAE FC-2017-51	7/25/2047	2.754	37,855	37,971	37,684
FANNIE MAE FC-2018-73	10/25/2048	2.704	55,956	55,784	55,610

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE FK-2010-123	11/25/2040	2.854	10,849	10,947	10,858
FANNIE MAE FL-2017-4	2/25/2047	2.890	12,182	12,182	12,198
FANNIE MAE FT-2016-84	11/25/2046	2.904	19,132	19,310	19,171
FANNIE MAE GF-204639	3/15/2036	2.890	26,782	26,721	26,788
FANNIE MAE HYBRID ARM 566074	5/1/2031	4.775	267	267	278
FANNIE MAE HYBRID ARM 584507	6/1/2031	4.478	116	115	122
FANNIE MAE KF-2015-27	5/25/2045	2.704	13,440	13,401	13,390
FANNIE MAE MA0598	12/1/2020	3.500	604	609	623
FANNIE MAE MA1144	8/1/2027	2.500	6,507	6,680	6,566
FANNIE MAE MA3391	6/1/2033	3.000	22,530	22,318	22,984
FANNIE MAE WF-2016-68	10/25/2046	2.890	6,801	6,809	6,786
FANNIE MAE_15-50	7/25/2045	2.790	24,875	24,849	24,758
FANNIE MAE_15-93	8/25/2045	2.754	14,236	14,196	14,155
FANNIE MAE_16-11	3/25/2046	2.990	10,557	10,569	10,566
FREDDIE MAC 4159 FD	1/15/2043	2.744	7,531	7,554	7,523
FREDDIE MAC 4363 2014 FA	9/15/2041	2.872	4,290	4,299	4,262
FREDDIE MAC FB-204495	11/15/2038	2.790	13,237	13,177	13,180
FREDDIE MAC LF-204475	4/15/2040	2.750	3,386	3,385	3,373
FREDDIE MAC WF-204491	8/15/2039	2.760	6,621	6,616	6,597
FREDDIE MAC 1H2520	6/1/2035	4.738	3,645	3,858	3,850
FREDDIE MAC 1N1474	5/1/2037	4.708	345	358	361
FREDDIE MAC 1Q1515	11/1/2038	4.641	13,679	14,445	14,390
FREDDIE MAC 1Q1540	6/1/2040	4.690	5,519	5,893	5,803
FREDDIE MAC 1Q1548	8/1/2038	4.624	5,919	6,228	6,211
FREDDIE MAC 1Q1572	5/1/2038	4.642	10,010	10,565	10,528
FREDDIE MAC 4595	10/15/2037	2.990	8,394	8,394	8,410
FREDDIE MAC 781884	8/1/2034	4.500	496	501	522
FREDDIE MAC 848416	2/1/2041	4.963	4,982	5,202	5,197
FREDDIE MAC 848530	9/1/2039	4.620	3,245	3,426	3,411
FREDDIE MAC 848922	4/1/2037	4.681	3,004	3,200	3,160
FREDDIE MAC 849281	8/1/2037	4.696	5,159	5,494	5,439
FREDDIE MAC AF-204559	3/15/2042	2.940	9,954	9,918	9,962
FREDDIE MAC AF-204615	10/15/2038	2.790	5,584	5,566	5,574
FREDDIE MAC AF-204774	7/15/2042	2.440	10,636	10,626	10,614
FREDDIE MAC ARM 350190	5/1/2022	4.750	14	14	14
FREDDIE MAC ARM 405437	10/1/2019	4.525	3	3	3
FREDDIE MAC ARM 780514	5/1/2033	4.786	224	229	235
FREDDIE MAC ARM 780845	9/1/2033	4.518	133	131	140
FREDDIE MAC ARM 780903	9/1/2033	4.566	165	164	174
FREDDIE MAC ARM 785363	2/1/2025	4.989	23	23	24
FREDDIE MAC ARM 788941	12/1/2031	4.750	9	9	9
FREDDIE MAC ARM 845154	7/1/2022	4.437	17	17	17
FREDDIE MAC ARM 845654	2/1/2024	4.744	53	53	54

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FREDDIE MAC ARM 845730	11/1/2023	4.575	80	80	82
FREDDIE MAC ARM 845733	4/1/2024	4.804	56	56	58
FREDDIE MAC ARM 846702	10/1/2029	4.621	8	8	8
FREDDIE MAC C90581	8/1/2022	5.500	57	57	61
FREDDIE MAC C90582	9/1/2022	5.500	39	38	41
FREDDIE MAC F2-20350	9/15/2040	2.790	32,281	32,256	32,301
FREDDIE MAC F4-20328	2/15/2038	2.790	6,261	6,265	6,243
FREDDIE MAC FA-204547	9/15/2040	2.890	8,722	8,709	8,726
FREDDIE MAC FA-204822	5/15/2035	2.644	66,616	66,601	66,159
FREDDIE MAC FD-203928	9/15/2041	2.814	28,781	28,988	28,792
FREDDIE MAC FD-204301	7/15/2037	2.794	10,265	10,330	10,265
FREDDIE MAC FL-204523	8/15/2038	2.790	11,127	11,063	11,084
FREDDIE MAC G16485	5/1/2033	3.000	21,820	21,670	22,272
FREDDIE MAC G30227	5/1/2023	5.500	206	209	220
FREDDIE MAC GF-204367	3/15/2037	2.790	18,312	18,282	18,171
FREDDIE MAC J32518	8/1/2030	3.000	13,033	13,454	13,330
FREDDIE MAC KF-204560	7/15/2040	2.990	14,088	14,067	14,023
FREDDIE MAC T-76 2A	10/25/2037	4.811	6,739	6,865	7,235
FREDDIE MAC WF-204681	8/15/2033	2.790	31,254	31,256	31,221
FREDDIE MAC WF-204697	6/15/2038	2.790	23,326	23,334	23,284
FREDDIE MAC WF-204730	8/15/2038	2.790	44,823	44,608	44,584
FREDDIE MAC_4248	5/15/2041	2.844	12,066	12,086	12,083
FREDDIE MAC_4448	5/15/2040	2.760	10,008	9,956	9,924
GINNIE MAE MF-2016-108	8/20/2046	2.740	2,094	2,085	2,058
GINNIE MAE AF-2014-129	10/20/2041	2.740	6,244	6,237	6,259
GINNIE MAE AF-2014-94	11/20/2041	2.890	4,478	4,486	4,440
GINNIE MAE AF-2015-18	2/20/2040	2.770	10,963	10,978	10,961
GINNIE MAE AF-2018-168	12/20/2048	2.783	49,275	49,284	49,342
GINNIE MAE FA-2014-43	3/20/2044	2.783	17,126	17,142	17,139
GINNIE MAE FA-2016-115	8/20/2046	2.783	36,564	36,765	36,546
GINNIE MAE FB-2013-151	2/20/2040	2.733	21,627	21,724	21,524
GINNIE MAE FC-2009-8	2/16/2039	3.294	12,614	12,928	12,897
GINNIE MAE FC-2018-67	5/20/2048	2.683	16,807	16,822	16,764
GINNIE MAE FD-2018-66	5/20/2048	2.633	9,340	9,340	9,286
GINNIE MAE II 082431	12/20/2039	4.125	4,020	4,179	4,180
GINNIE MAE II 082464	1/20/2040	4.000	1,824	1,956	1,873
GINNIE MAE II 082497	3/20/2040	4.000	3,008	3,192	3,132
GINNIE MAE II 082573	7/20/2040	3.750	3,593	3,721	3,753
GINNIE MAE II 082581	7/20/2040	3.750	5,353	5,732	5,592
GINNIE MAE II 082602	8/20/2040	3.750	8,812	9,450	9,192
GINNIE MAE II 082710	1/20/2041	4.000	3,451	3,588	3,591
GINNIE MAE II 082794	4/20/2041	3.625	5,448	5,808	5,667
GINNIE MAE II ARM 8157	3/20/2023	4.000	30	30	30

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

GINNIE MAE II ARM 8638	6/20/2025	3.625	50	50	50
GINNIE MAE LF-2015-82	4/20/2041	2.740	6,651	6,651	6,640
TOTAL AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				1,510,573	1,509,988

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
ADJUSTABLE RATE MORTGAGE TRUST 04-2 6A1	2/25/2035	4.669	316	318	319
ANGEL OAK MORTGAGE TRUST A1-2017-1	1/25/2047	2.810	1,526	1,524	1,526
ANGEL OAK MORTGAGE TRUST A1-2017-2	7/25/2047	2.478	16,430	16,419	16,389
ANGEL OAK MORTGAGE TRUST A1-2018-2	7/27/2048	3.674	8,697	8,691	8,835
ANGEL OAK MORTGAGE TRUST A1-2018-3	9/25/2048	3.649	19,274	19,267	19,649
ANGEL OAK MORTGAGE TRUST A1-2019-1	11/25/2048	3.920	34,483	34,475	35,189
APS RESECURITIZATION TRUST 1A-2016-3	11/27/2066	4.654	15,704	15,633	17,230
APS RESECURITIZATION TRUST 2A-2015-1	8/28/2054	2.572	1,693	1,676	1,682
APS RESECURITIZATION TRUST 2A-2016-3	11/27/2046	4.654	11,769	11,710	12,993
ARROYO MORTGAGE TRUST A1-2019-1	1/25/2049	3.805	23,452	23,446	23,889
BANK OF AMERICA FUNDING CORPORATION 7A1-2015-R4	11/27/2045	4.190	6,133	6,111	6,173
BANK OF AMERICA FUNDING CORPORATION A1-2016-R1	3/25/2040	2.500	17,140	17,060	16,999
BANK OF AMERICA MORTGAGE SECURITY 2004-E 2A6	6/25/2034	4.776	1,677	1,669	1,692
BAYVIEW OPPORTUNITY MASTER FUND A1-2017-RT1	3/28/2057	3.000	11,095	11,148	11,229
BAYVIEW OPPORTUNITY MASTER FUND A-2016-SPL1	4/28/2055	4.000	20,713	21,102	21,192
BAYVIEW OPPORTUNITY MASTER FUND A-2016-SPL2	6/28/2053	4.000	21,905	22,311	22,393
BAYVIEW OPPORTUNITY MASTER FUND A-2017-RT5	5/28/2069	3.500	26,568	27,044	27,113
BAYVIEW OPPORTUNITY MASTER FUND A-2017-RT6	10/28/2057	3.500	24,145	24,546	24,657
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL1	10/28/2064	4.000	19,415	19,888	20,007
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL2	6/28/2054	4.000	20,945	21,442	21,525
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL3	11/28/2053	4.000	16,056	16,467	16,504
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL4	1/28/2055	3.500	18,875	19,214	19,163
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL5	6/28/2057	3.500	21,124	21,583	21,461
BCAP LLC TRUST 11-RR10 3A5	6/26/2035	4.987	1,196	1,193	1,205
BCAP LLC TRUST 13-RR8 1A1	5/26/2036	4.641	22	22	22
BCAP LLC TRUST 13-RR9 1A1	1/26/2036	4.396	987	985	987
BCAP LLC TRUST 3A1-2014-RR2	9/26/2046	3.440	2,961	2,926	2,986
BCAP LLC TRUST 4A1-2013-RR7	12/27/2034	4.596	2,854	2,862	2,891
BUNKER HILL LOAN DEPOSITARY A1-2019-1	10/26/2048	3.613	23,642	23,641	23,860
CENTEX HOME EQUITY 2003-A AF4	12/25/2031	4.250	985	978	995
CHASE MORTGAGE FINANCE 07-A1 1A5	2/25/2037	4.791	2,968	2,942	3,023
CITIGROUP MORTGAGE LOAN TRUST 10-7 2A1	2/25/2035	4.640	134	134	135
CITIGROUP MORTGAGE LOAN TRUST 13-7 2A1	8/25/2036	4.270	794	792	795
CITIGROUP MORTGAGE LOAN TRUST 13-9 2A1	9/25/2034	4.523	1,341	1,339	1,340
CITIGROUP MORTGAGE LOAN TRUST 1A1-2014-11	10/25/2035	4.530	3,537	3,559	3,543
CITIGROUP MORTGAGE LOAN TRUST 1A1-2015-11	3/25/2035	4.637	9,790	9,828	10,002
CITIGROUP MORTGAGE LOAN TRUST 1A1-2015-9	2/20/2036	4.090	2,081	2,082	2,074
CITIGROUP MORTGAGE LOAN TRUST 2A1-2014-5	2/20/2036	4.328	259	259	260

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CITIGROUP MORTGAGE LOAN TRUST 2A1-2015-9	2/25/2036	4.296	4,308	4,311	4,311
CITIGROUP MORTGAGE LOAN TRUST 3A1-2013-11	9/25/2034	4.239	443	446	445
CITIGROUP MORTGAGE LOAN TRUST 3A1-2014-6	11/25/2035	3.836	344	343	343
CITIGROUP MORTGAGE LOAN TRUST 3A1-2015-5	8/25/2034	4.316	4,360	4,400	4,472
CITIGROUP MORTGAGE LOAN TRUST 4A1-2015-5	4/20/2035	4.093	9,133	9,166	9,203
CITIGROUP MORTGAGE LOAN TRUST 5A1-2015-5	1/25/2036	2.930	2,723	2,694	2,695
CITIGROUP MORTGAGE LOAN TRUST A1-2015-PS1	9/25/2042	3.750	8,582	8,688	8,784
CITIGROUP MORTGAGE LOAN TRUST A4-2015-A	6/25/2058	4.250	652	669	677
COLT FUNDING LLC A1-2018-4	12/28/2048	4.006	16,344	16,340	16,632
COLT FUNDING LLC A1-2019-1	3/25/2049	3.705	24,507	24,505	24,983
COLT FUNDING LLC A1A-2017-2	10/25/2047	2.415	7,842	7,835	7,818
COLT FUNDING LLC_ A1-2019-3	8/25/2049	2.764	10,000	10,000	10,003
COMMERCIAL TRUST CORPORATION A-2017-7	4/25/2057	3.000	13,136	13,212	13,226
COUNTRYWIDE HOME LOANS 03-46 4A1	1/19/2034	4.322	2,551	2,608	2,584
COUNTYWIDE ALTERNATIVE LOAN 04-33 2A1	12/25/2034	4.279	110	111	113
CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES 04-AR3	4/25/2034	4.583	1,884	1,908	1,929
CREDIT SUISSE MORTGAGE CAPITAL 09-2R 1A13	9/26/2034	4.856	5,499	5,483	5,518
CREDIT SUISSE MORTGAGE CAPITAL 10-17R 1A1	6/26/2036	4.544	600	600	602
CREDIT SUISSE MORTGAGE CAPITAL 3A1-2015-7R	10/27/2036	2.544	9,762	9,517	9,550
CREDIT SUISSE MORTGAGE CAPITAL A6-2015-1R	12/27/2035	4.778	3,168	3,180	3,214
CREDIT SUISSE MORTGAGE CAPTIAL 15A1-2014-11	1/27/2036	4.276	5,252	5,259	5,314
CREDIT SUISSE MORTGAGE CAPTIAL 1A1-2015-6R	7/27/2035	4.422	6,297	6,340	6,462
CREDIT SUISSE MORTGAGE CAPTIAL 5A1-2014-5R	7/27/2037	2.500	1,439	1,439	1,425
CREDIT SUISSE MORTGAGE CAPTIAL A1-2017-FHA1	4/25/2047	3.250	16,519	16,690	16,546
CREDIT SUISSE MORTGAGE TRUST 13-2R 6A1	9/27/2036	4.056	106	106	106
CREDIT SUISSE MORTGAGE TRUST 2A12-2010-2R	10/26/2036	4.500	3,333	3,334	3,341
CREDIT SUISSE MORTGAGE TRUST 6A12-2010-2R	7/26/2037	4.500	305	305	306
CREDIT SUISSE MORTGAGE TRUST A1-2017-RPL1	7/25/2057	2.750	18,059	18,040	17,849
CREDIT SUISSE MORTGAGE TRUST A1-2017-RPL3	8/1/2057	4.000	28,217	29,141	29,487
DEEPHAVEN RESIDENTIAL MORTGAGE A1-2017-1A	12/26/2046	2.725	7,206	7,199	7,164
DEEPHAVEN RESIDENTIAL MORTGAGE A1-2017-2A	6/25/2047	2.453	12,531	12,521	12,522
DEEPHAVEN RESIDENTIAL MORTGAGE A1-2017-3A	10/25/2047	2.577	5,803	5,798	5,788
DEEPHAVEN RESIDENTIAL MORTGAGE A1-2018-4A	10/25/2058	4.080	32,655	32,641	33,386
DEEPHAVEN RESIDENTIAL MORTGAGE A1-2019-1A	1/25/2059	3.743	35,643	35,636	36,222
ELLINGTON FINANCIAL MORTGAGE A1-2017-1	10/25/2047	2.687	6,743	6,738	6,722
FIRST HORIZON ALTERNATIVE MORTGAGE 04-AA4 A1	10/25/2034	4.467	442	447	443
GMAC MORTGAGE CORPORATION LOAN 2004-AR2 3A	8/19/2034	4.710	429	430	423
GMAC MORTGAGE CORPORATION LOAN 2004-AR2 5A1	8/19/2034	4.670	351	351	359
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 05-AR1 2A1	1/25/2035	4.654	1,261	1,265	1,238
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 2A-2014-4R	8/26/2035	4.606	2,538	2,550	2,559
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION A1A-2018-RPL	10/25/2057	3.750	14,184	13,992	13,961
HARBORVIEW MORTGAGE LOAN TRUST 04-10 4A	1/19/2035	4.409	309	310	297
HARBORVIEW MORTGAGE LOAN TRUST 04-7 3A1	11/19/2034	4.153	527	523	529

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

HARBORVIEW MORTGAGE LOAN TRUST 2004-1 4A	4/19/2034	4.402	264	266	272
HARBORVIEW MORTGAGE LOAN TRUST 2004-4 3A	6/19/2034	3.565	57	56	56
HARBORVIEW MORTGAGE LOAN TRUST 2004-6 5A	8/19/2034	4.676	137	137	137
HOMEWARD OPPORTUNITIES A1-2018-2	11/25/2058	3.985	35,449	35,442	36,234
HOMEWARD OPPORTUNITIES FUND I A1-2018-1	6/25/2048	3.766	15,218	15,214	15,601
JEFFERIES & CO A1-2015-R1	12/26/2036	2.570	3,966	3,866	3,891
MERRILL LYNCH MORTGAGE INVESTORS 03-A5 2A6A	8/25/2033	4.544	651	649	682
MERRILL LYNCH MORTGAGE INVESTORS 04-1 2A2	12/25/2034	4.361	244	244	240
MERRILL LYNCH MORTGAGE INVESTORS 05-A1 2A	12/25/2034	4.603	417	418	432
MERRILL LYNCH MORTGAGE INVESTORS 05-A2 A2	2/25/2035	4.455	878	878	881
METLIFE SECURITIZATION TRUST A-2017-1A	4/25/2055	3.000	16,830	16,985	16,988
METLIFE SECURITIZATION TRUST A-2018-1A	3/25/2057	3.750	15,013	15,036	15,647
MFA TRUST A1-2017-RPL1	2/25/2057	2.588	19,204	19,190	19,051
MILL CITY MORTGAGE LOAN TRUST A1-2016-1	4/25/2057	2.500	10,853	10,885	10,828
MILL CITY MORTGAGE LOAN TRUST A1-2017-1	11/25/2058	2.750	21,803	21,737	21,844
MILL CITY MORTGAGE LOAN TRUST A1-2017-2	7/25/2059	2.750	23,428	23,572	23,475
MILL CITY MORTGAGE LOAN TRUST A1-2017-3	1/25/2061	2.750	23,901	23,989	23,963
MILL CITY MORTGAGE LOAN TRUST A1-2018-3	8/25/2058	3.500	8,035	8,267	8,226
MILL CITY MORTGAGE LOAN TRUST A1-2019-1	10/25/2069	3.250	10,866	11,010	11,074
MORGAN STANLEY MORTGAGE LOAN 04-10AR A1	11/25/2034	4.625	264	267	271
MORGAN STANLEY MORTGAGE LOAN PT2A	11/25/2034	4.594	462	469	466
MORGAN STANLEY REREMIC TRUST 13-R1 5A	11/26/2036	3.624	35	35	35
MORGAN STANLEY REREMIC TRUST 13-R3 4A	12/26/2036	3.683	774	774	773
MORGAN STANLEY REREMIC TRUST 13-R3 5A	11/26/2036	3.612	85	85	85
MORGAN STANLEY REREMIC TRUST 13-R8 1A	9/26/2036	4.981	2,849	2,852	2,859
MORGAN STANLEY REREMIC TRUST 2014-R6 A	9/26/2035	4.496	6,266	6,296	6,408
MORGAN STANLEY REREMIC TRUST 2A-2014-R4	8/26/2034	4.256	6,898	6,940	7,004
MORGAN STANLEY REREMIC TRUST 2A-2015-R1	11/20/2036	4.066	674	673	673
MORGAN STANLEY REREMIC TRUST 2A-2015-R7	6/26/2035	4.580	3,982	3,991	4,161
MORGAN STANLEY REREMIC TRUST 3A-2014-R4	8/26/2034	4.157	5,811	5,844	5,863
MORGAN STANLEY REREMIC TRUST 4A-2015-R4	8/26/2047	4.109	1,561	1,559	1,555
MORGAN STANLEY REREMIC TRUST 5A-2013-R9	6/26/2046	2.583	5,835	5,748	5,724
MORGAN STANLEY REREMIC TRUST 8A-2015-R3	4/26/2047	4.404	571	570	570
MORGAN STANLEY REREMIC TRUST A-2014-R7	1/26/2051	3.000	10,899	10,744	10,851
NATIONSTAR MORTGAGE LOAN TRUST A-2013-A	12/25/2052	3.750	1,571	1,601	1,607
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2017-6A	8/27/2057	4.000	15,414	15,857	15,990
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-1A	3/25/2056	3.750	11,077	11,344	11,411
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-2	9/25/2056	3.750	20,194	20,855	20,814
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-2A	11/26/2035	3.750	7,630	7,801	7,880
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-4A	11/25/2056	3.750	20,494	21,019	21,140
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2017-1A	2/25/2057	4.000	17,474	17,901	18,182
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2017-3A	4/25/2057	4.000	22,151	22,889	23,049
NEW RESIDENTIAL MORTGAGE LOAN TRUST A3-2014-3	11/25/2054	3.750	3,313	3,382	3,420

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

NEW RESIDENTIAL MORTGAGE LOAN TRUST A3-2017-2A	3/25/2057	4.000	20,670	21,372	21,584
NOMURA RESECURITIZATION TRUST 1A1-2015-6R	4/26/2037	2.687	3,479	3,399	3,435
NOMURA RESECURITIZATION TRUST 3A1-2014-7R	1/26/2036	4.396	2,486	2,501	2,516
NOMURA RESECURITIZATION TRUST 4A1-2015-4R	3/26/2037	4.239	4,694	4,693	4,763
NOMURA RESECURITIZATION TRUST 5A1-2014-6R	4/26/2037	4.103	486	486	486
ONSLOW BAY FINANCIAL 2A1A-2018-EX	4/25/2048	3.254	14,562	14,562	14,562
RBSSP RESECURITIZATION TRUST 12-6 8A1	4/26/2035	2.904	1,384	1,364	1,379
RBSSP RESECURITIZATION TRUST 19A1-2009-12	12/25/2035	4.431	4,459	4,453	4,512
RBSSP RESECURITIZATION TRUST 2A1-2009-6	1/26/2036	4.560	627	627	630
RCO MORTGAGE LLC A1-2018-VFS1	12/26/2053	4.270	37,243	37,240	37,896
RESIDENTIAL ASSET SECURITIES 03-K10 AI6	12/25/2033	4.540	64	64	65
RESIDENTIAL FUNDING MORTGAGE SECTION I 06-RP1	10/25/2045	2.904	324	324	324
RESIDENTIAL MORTGAGE LOAN TRUST A1-2019-1	10/25/2058	3.936	34,216	34,208	34,585
RESIDENTIAL MORTGAGE LOAN TRUST A1-2019-2	5/25/2059	2.913	30,000	30,000	30,000
STAR A1-2018-IMC1	3/25/2048	3.793	25,759	25,752	26,413
STARWOOD MORTGAGE RESIDENTIAL A1-2018-IMC2	10/25/2048	4.121	34,869	34,863	35,815
STRUCTURED ASSET INVESTMENT LOAN TRUST M1-2003-BC5	6/25/2033	3.555	3,422	3,329	3,438
STRUCTURED ASSET SECURITIES CORPORATION 03-24A 5A	7/25/2033	4.655	321	325	325
TOWD POINT MORTGAGE TRUST 1A12-2015-2	11/25/2060	2.750	1,971	1,963	1,980
TOWD POINT MORTGAGE TRUST A1-2015-4	4/25/2055	3.500	650	659	655
TOWD POINT MORTGAGE TRUST A1-2015-5	5/25/2055	3.500	6,031	6,091	6,090
TOWD POINT MORTGAGE TRUST A1-2015-6	4/25/2055	3.500	8,906	8,963	9,069
TOWD POINT MORTGAGE TRUST A1-2016-1	2/25/2055	3.500	9,337	9,415	9,436
TOWD POINT MORTGAGE TRUST A1-2016-2	8/25/2055	3.000	11,258	11,306	11,349
TOWD POINT MORTGAGE TRUST A1-2016-3	4/25/2056	2.250	17,620	17,594	17,518
TOWD POINT MORTGAGE TRUST A1-2017-3	7/25/2057	2.750	15,814	15,874	15,846
TOWD POINT MORTGAGE TRUST A1-2017-4	6/25/2057	2.750	18,147	18,234	18,210
TOWD POINT MORTGAGE TRUST A1-2019-HY1	10/25/2048	3.404	8,941	8,987	8,976
TOWD POINT MORTGAGE TRUST A1A-2015-3	3/25/2054	3.500	5,260	5,299	5,301
TOWD POINT MORTGAGE TRUST A1B-2015-3	3/25/2054	3.000	2,630	2,636	2,637
TOWD POINT MORTGAGE TRUST A4B-2015-3	3/25/2054	3.500	3,082	3,129	3,124
VERUS A1-2019-1	2/25/2059	3.836	26,370	26,367	26,780
VERUS SECURITIZATION TRUST A1-2017-1A	1/25/2047	2.881	8,320	8,314	8,334
VERUS SECURITIZATION TRUST A1-2017-2A	7/25/2047	2.485	15,406	15,395	15,350
WASHINGTON MUTUAL 03-AR6 A1	6/25/2033	4.720	689	687	709
WASHINGTON MUTUAL 04-AR10 A1A	7/25/2044	3.318	538	540	545
WASHINGTON MUTUAL 05-AR3 A2	3/25/2035	4.458	1,179	1,183	1,165
WASHINGTON MUTUAL 05-AR4 A5	4/25/2035	4.266	2,821	2,811	2,815
WELLS FARGO MORTGAGE BACKED SECURITY 03-M A1	12/25/2033	4.901	630	647	653
WELLS FARGO MORTGAGE BACKED SECURITY 04-DD 2A6	1/25/2035	5.006	608	606	631
WELLS FARGO MORTGAGE BACKED SECURITY 04-I 1A1	7/25/2034	4.869	1,317	1,319	1,373
WELLS FARGO MORTGAGE BACKED SECURITY 04-K 2A6	7/25/2034	4.945	854	882	887
WELLS FARGO MORTGAGE BACKED SECURITY 04-Q 1A2	9/25/2034	4.721	1,735	1,759	1,797

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO MORTGAGE BACKED SECURITY 04-W A8	11/25/2034	4.855	2,553	2,554	2,545
WELLS FARGO MORTGAGE BACKED SECURITY 05-AR12 2A5	6/25/2035	4.988	1,166	1,098	1,209
WELLS FARGO MORTGAGE BACKED SECURITY 05-AR2 2A2	3/25/2035	5.147	234	239	247
WELLS FARGO MORTGAGE BACKED SECURITY 05-AR2 3A1	3/25/2035	5.139	490	487	504
WELLS FARGO MORTGAGE BACKED SECURITY 2004-0 A1	8/25/2034	4.682	157	155	161
WELLS FARGO MORTGAGE BACKED SECURITY 2907 AG	1/25/2035	4.986	282	282	290
WELLS FARGO MORTGAGE BACKED SECURITY 2A2-2005-AR1	6/25/2035	4.947	4,851	4,957	5,048
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				1,520,688	1,535,753
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES				3,031,261	3,045,741

ASSET BACKED SECURITIES
APIDOS CLO APID_15-20A	7/16/2031	3.701	20,000	20,000	19,886
ARI FLEET LEASE TRUST_19 A2B-2019-A	11/15/2027	2.874	10,000	10,000	10,001
AVIS BUDGET RENTAL CAR FUNDING A-2015-2A	12/20/2021	2.630	35,669	35,737	35,763
AVIS BUDGET RENTAL CAR FUNDING A-2016-1A	6/20/2022	2.990	36,874	37,187	37,266
AVIS BUDGET RENTAL CAR FUNDING A-2016-2A	11/20/2022	2.720	38,000	37,851	38,219
AVIS BUDGET RENTAL CAR FUNDING A-2017-1A	9/20/2023	3.070	8,020	8,051	8,139
BALLYROCK A1-2018-1A	4/20/2031	3.581	40,000	40,000	39,393
BRAZOS HIGHER EDUCATION AUTHORITY A2-2010-1	2/25/2035	3.721	20,000	19,806	20,390
CARLYLE GLOBAL MARKET STRATEGIES 15-5A	1/20/2032	3.901	15,000	15,000	15,000
CARLYLE GLOBAL MARKET STRATEGIES A1R-2013-1A	8/14/2030	3.748	20,000	20,000	19,973
CARLYLE GLOBAL MARKET STRATEGIES A1RR-2013-4A	1/15/2031	3.597	20,000	20,000	19,848
CARLYLE GLOBAL MARKET STRATEGIES CLASS-20-143	10/15/2030	3.697	12,315	12,331	12,244
CENTRE POINT FUNDING LLC 12-2 A	8/20/2021	2.610	307	307	305
CHESAPEAKE FUNDING II LLC A1-2016-1A	3/15/2028	2.110	472	472	471
CLI FUNDING LLC A-2014-1A	6/18/2029	3.290	7,375	7,382	7,368
COLLEGE LOAN CORPORATION TRUST 02-2 A24	3/1/2042	3.439	10,000	8,733	10,222
DRYDEN SENIOR LOAN FUND A1-2017-47A	4/15/2028	3.837	21,700	21,761	21,702
DRYDEN SENIOR LOAN FUND A1-2018-55A	4/15/2031	3.617	12,000	12,000	11,934
DRYDEN SENIOR LOAN FUND AR2-2014-33A	4/15/2029	3.827	20,000	20,000	20,006
EDUCATIONAL SERVICES OF AMERICA A-2012-2	4/25/2039	3.134	3,777	3,775	3,772
EDUCATIONAL SERVICES OF AMERICA A-2014-1	2/25/2039	3.104	11,996	11,848	11,963
EDUCATIONAL SERVICES OF AMERICA A-2014-3	2/25/2036	3.004	826	813	816
HENDERSON RECEIVABLES LLC 10-3A A	12/15/2048	3.820	865	865	894
HERTZ VEHICLE FINANCING LLC A-2015-1A	3/25/2021	2.730	35,000	34,977	35,038
HERTZ VEHICLE FINANCING LLC A-2015-3A	9/25/2021	2.670	20,000	19,951	20,030
HERTZ VEHICLE FINANCING LLC A-2016-2A	3/25/2022	2.950	33,900	33,861	34,125
HERTZ VEHICLE FINANCING LLC A-2016-4A	7/25/2022	2.650	8,168	8,096	8,172
HILTON GRAND VACATIONS TRUST 13-A A	1/25/2026	2.280	2,096	2,094	2,095
KENTUCKY HIGHER EDUCATION STUDENT LOAN A1-2013-2	9/1/2028	3.040	5,590	5,489	5,612
MISSISSIPPI HIGHER EDUCATION ASSISTANCE CORP. A1-2014-1	10/25/2035	3.084	5,364	5,266	5,357
MVW OWNER TRUST 16-1A	12/20/2033	2.250	7,801	7,761	7,729
NAVITAS EQUIPMENT RECEIVABLES A2-2016-1	6/15/2021	2.200	24	24	24

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

NORTHSTAR EDUCATION FINANCE A3-2002-1	4/1/2042	3.870	5,000	4,721	4,829
OCTAGON INVESTMENT PARTNERS OCT30_17-1A	3/17/2030	3.912	6,900	6,900	6,918
OZLM A1-2017-21A	1/20/2031	3.731	16,000	16,021	16,002
PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY WL 13-1A	11/25/2036	2.904	2,744	2,696	2,709
RACE POINT CLO LTD AR-2013-8A	2/20/2030	3.860	14,000	14,000	14,012
SALLIE MAE 11-2 A1	11/25/2027	3.004	654	653	656
SALLIE MAE 12-3 A	12/27/2038	3.054	6,681	6,716	6,692
SALLIE MAE A6-2006-2	1/25/2041	2.750	18,407	17,494	17,873
SBA TOWER TRUST A-2015-1	10/8/2020	3.156	8,108	8,143	8,182
SBA TOWER TRUST C-2013-2	4/11/2023	3.722	2,815	2,793	2,904
SBA TOWER TRUST C-2016-1A	7/9/2021	2.877	8,055	8,076	8,070
SBA TOWER TRUST C-2017-1	4/11/2022	3.168	22,000	22,000	22,349
SIERRA RECEIVABLES FUNDING COMPANY A-2016-1A	3/21/2033	3.080	3,542	3,542	3,563
SIERRA RECEIVABLES FUNDING COMPANY A-2016-2A	7/20/2033	2.330	204	201	203
SIERRA RECEIVABLES FUNDING COMPANY A-2016-3A	10/20/2033	2.430	4,101	4,100	4,089
SMALL BUSINESS ADMINISTRATION 2002-20J	10/1/2022	4.750	151	152	155
SMB PRIVATE EDUCATION LOAN TRUST A2A-2017-B	10/15/2035	2.820	11,000	10,999	11,115
SPS SERVICER ADVANCE RECEIVABLE AT2-2016-T2	11/15/2049	2.750	22,461	22,461	22,461
STUDENT LOAN TRUST A4A-2008-1	12/15/2032	4.010	4,340	4,393	4,445
TAL ADVANTAGE LLC 13-1 A	2/22/2038	2.830	1,384	1,386	1,380
TRIP RAIL MASTER FUNDING LLC A1-2017-1A	8/15/2047	2.709	7,597	7,597	7,592
VOI MORTGAGE LLC A-2016-A	7/20/2033	2.540	6,224	6,220	6,218
WELLS FARGO MORTGAGE BACKED SECURITY A-2013-A	3/15/2029	3.100	361	361	361
TOTAL ASSET BACKED SECURITIES				653,063	656,535

COMMERCIAL MORTGAGE BACKED SECURITIES
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
FANNIE MAE 06-M2 A2A	10/25/2032	5.271	4,293	4,496	4,816
FREDDIE MAC A10-20KS10	10/25/2028	3.014	24,578	24,592	24,397
FREDDIE MAC A-20KBF2	10/25/2025	2.844	53,500	53,500	53,287
FREDDIE MAC A-20KF50	7/25/2028	2.804	9,812	9,822	9,788
FREDDIE MAC A-20KF52	9/25/2028	2.824	20,890	20,890	20,877
FREDDIE MAC A-20KF53	10/25/2025	2.794	28,880	28,880	28,823
FREDDIE MAC A-20KF54	11/25/2028	2.884	64,969	64,972	64,926
FREDDIE MAC A-20KF55	11/25/2025	2.914	65,000	65,110	65,065
FREDDIE MAC A-20KF57	12/25/2028	2.944	29,572	29,572	29,632
FREDDIE MAC A-20KF58	1/25/2026	2.904	79,964	80,135	80,044
FREDDIE MAC A-20KF59	2/25/2029	2.944	30,000	30,000	30,062
FREDDIE MAC A-20KF60	2/25/2026	2.894	49,984	50,094	50,225
FREDDIE MAC A-20KF61	3/25/2029	2.934	23,000	23,050	23,035
FREDDIE MAC AFL-20KSL1	11/25/2023	2.874	22,000	22,000	21,992
FREDDIE MAC AFL-20W5FL	5/25/2025	2.624	26,148	26,148	25,984
FREDDIE MAC AFLW-20KL3W	8/25/2025	2.854	15,000	15,037	14,966

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

GINNIE MAE 11-165 A	10/16/2037	2.194	5,409	5,424	5,386
GINNIE MAE 13-141 A	6/16/2040	2.023	10,472	10,470	10,388
GINNIE MAE 13-146 AH	8/16/2040	2.000	4,146	4,148	4,103
GINNIE MAE 13-159 A	8/16/2038	1.794	502	502	501
GINNIE MAE 17-127	4/16/2052	2.500	19,321	19,208	19,068
GINNIE MAE 17-135	5/16/2049	2.200	29,297	29,081	28,834
GINNIE MAE 17-146	8/16/2047	2.200	24,074	23,932	23,554
GINNIE MAE 7-140	2/16/2059	2.500	24,203	24,067	24,117
GINNIE MAE A-2013-57	6/16/2037	1.350	2,457	2,442	2,401
GINNIE MAE A-2014-61	1/16/2044	2.205	4,769	4,772	4,723
GINNIE MAE AB-2013-194	5/16/2038	2.250	6,769	6,782	6,730
GINNIE MAE AB-2014-143	3/16/2040	2.500	1,227	1,238	1,229
GINNIE MAE AB-2014-75	6/16/2047	2.000	3,604	3,608	3,598
GINNIE MAE AC-2013-13	4/16/2046	1.700	3,128	3,027	3,004
GINNIE MAE AC-2014-112	12/16/2040	1.900	2,592	2,608	2,566
GINNIE MAE AC-2014-143	3/16/2040	2.000	2,454	2,462	2,437
GINNIE MAE AC-2014-48	10/16/2041	1.900	6,699	6,734	6,631
GINNIE MAE AC-2014-70	4/16/2042	1.900	7,048	7,077	6,990
GINNIE MAE AC-2015-98	4/16/2041	2.150	11,290	11,389	11,165
GINNIE MAE AD-2014-9	9/16/2041	2.500	3,790	3,838	3,798
GINNIE MAE AD-2016-1829	11/16/2043	2.250	16,575	16,646	16,471
GINNIE MAE AG-2016-39	1/16/2043	2.300	11,809	11,850	11,756
GINNIE MAE AG-2017-171	10/16/2048	2.250	24,240	23,983	23,773
GINNIE MAE AN-2014-17	6/16/2048	2.365	3,983	4,034	4,073
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				777,620	775,215

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES
280 PARK AVENUE MORTGAGE TRUST 2017-A	9/15/2034	3.292	40,000	40,000	40,014
ASHFORD HOSPITALITY TRUST_A-2018-KEYS	5/15/2035	3.394	40,000	40,000	40,025
BANC OF AMERICA MERRILL LYNCH A-2018-DSNY	9/15/2034	3.244	8,000	8,000	8,002
BHMS MORTGAGE TRUST BHMS_18-ATLS	7/15/2035	3.644	40,000	40,000	40,013
BRAEMAR HOTELS & RESORTS TRUST A-2018-PRME	6/15/2035	3.214	15,000	15,000	14,953
BX TRUST A-2017-APPL	7/15/2034	3.274	12,736	12,736	12,736
BX TRUST A-2017-SLCT	7/15/2034	3.314	7,246	7,246	7,246
BX TRUST A-2018-GW	5/15/2035	3.194	12,592	12,427	12,568
BX TRUST_19-RP A-2019-RP	6/15/2034	3.439	25,000	24,879	24,879
CAMB COMMERCIAL MORTGAGE TRUST A-2019-LIFE	12/15/2037	3.464	15,000	15,000	15,047
CLNS TRUST A-2017-IKPR	6/11/2032	3.212	31,500	31,496	31,500
COMM_ A-2019-521F	6/15/2034	3.294	11,000	11,000	11,007
COSMOPOLITAN HOTEL TRUST A-2017-CSMO	11/15/2036	3.324	39,690	39,666	39,715
DBGS MORTGAGE TRUST A-2018-5BP	6/15/2033	3.039	40,000	39,872	39,788
DBGS MORTGAGE TRUST A-2018-BIOD	5/15/2035	3.197	23,203	23,190	23,233
DBUBS MORTGAGE TRUST 11-LC2 A1	7/10/2044	3.527	877	877	884

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

DBWF MORTGAGE TRUST A-2018-GLKS	11/19/2035	3.420	20,000	19,840	20,043
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 10-C2 A1	12/10/2043	3.849	421	422	425
GPT_18-GPP	6/15/2035	3.407	5,074	5,069	5,065
HOME PARTNERS OF AMERICA TRUST	10/17/2033	3.544	11,783	11,741	11,778
HOME PARTNERS OF AMERICA TRUST A-2017-1	7/17/2034	3.211	18,505	18,501	18,467
HOME PARTNERS OF AMERICA TRUST A-2018-1	7/17/2037	3.294	27,641	27,641	27,613
INVITATION HOMES TRUST A-2017-SFR2	12/17/2036	3.244	13,800	13,773	13,707
INVITATION HOMES TRUST A-2018-SFR2	6/17/2037	3.294	13,910	13,866	13,875
INVITATION HOMES TRUST A-2018-SFR3	7/17/2037	3.394	39,062	39,062	39,022
INVITATION HOMES TRUST A-2018-SFR4	1/17/2038	3.494	33,139	33,180	33,291
JP MORGAN CHASE COMMERCIAL MORTGAGE 09-IWST A2	12/5/2027	5.633	1,250	1,268	1,266
MONARCH BEACH RESORT TRUST MBR_18-MBR	7/15/2035	3.314	32,900	32,896	32,817
MORGAN STANLEY CAPITAL I TRUST MSC_18-BOP	8/15/2033	3.244	20,000	20,000	19,925
PROGRESS RESIDENTIAL TRUST A-2017-SFR1	8/17/2034	2.768	18,830	18,820	18,917
STARWOOD WAYPOINT HOMES TRUST-2017-1	1/17/2035	3.390	29,177	29,177	29,135
UBS-CITIGROUP COMMERCIAL MORTGAGE TRUST 11-C1 AAB	1/10/2045	3.187	4,291	4,298	4,333
WELLS FARGO COMMERCIAL MORTGAGE TRUST AFL-2012-C7	6/15/2045	3.594	11,000	11,095	11,104
WELLS FARGO COMMERCIAL MORTGAGE TRUST WFCM_17-SMP	12/15/2034	3.144	18,500	18,335	18,474
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				680,373	680,867
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES				1,457,993	1,456,082

CORPORATE DEBT SECURITIES
BANKING
WASHINGTON MUTUAL BANK/HENDERSON	6/15/2011	—	1,500	—	3	c,d
TOTAL BANKING				—	3

CAPITAL GOODS
BAE SYSTEMS PLC	12/15/2020	2.850	21,099	21,046	21,173
BUNZL PLC	1/15/2020	2.930	1,300	1,303	1,297
GENERAL DYNAMICS CORPORATION	5/11/2020	2.875	20,000	19,976	20,101
GENERAL DYNAMICS CORPORATION	5/11/2021	3.000	14,905	14,840	15,143
HONEYWELL INTERNATIONAL INC	10/30/2019	1.400	18,980	18,978	18,923
NORTHROP GRUMMAN CORP	3/15/2021	3.500	5,000	5,082	5,100
NORTHROP GRUMMAN CORP	10/15/2022	2.550	16,643	16,237	16,738
SIEMENS AG	3/16/2020	2.200	28,000	27,913	27,966
UNITED TECHNOLOGIES CORPORATION	4/15/2020	4.500	5,228	5,330	5,311
TOTAL CAPITAL GOODS				130,705	131,752

COMMUNICATIONS
A&E TELEVISION NETWORKS LLC	8/22/2019	3.110	5,000	5,002	4,999
AMERICA MOVIL SAB DE CV	3/30/2020	5.000	8,922	9,042	9,093
AMERICAN TOWER CORPORATION	6/1/2020	2.800	1,061	1,056	1,063
AMERICAN TOWER CORPORATION	2/15/2021	3.300	24,365	24,314	24,682

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

DISCOVERY INC	6/15/2020	2.800	3,300	3,312	3,306
SKY PLC	11/26/2022	3.125	5,000	4,992	5,119
SKY PLC	9/16/2019	2.625	11,805	11,810	11,806
TOTAL COMMUNICATIONS				59,528	60,068

CONSUMER CYCLICAL
COMPASS GROUP PLC	9/18/2020	3.090	7,000	7,049	7,013
FORD MOTOR COMPANY	11/2/2020	2.343	10,000	9,812	9,919
TOTAL CONSUMER CYCLICAL				16,861	16,932

CONSUMER NON CYCLICAL
ABBVIE INC	5/14/2020	2.500	25,000	24,873	24,996
ALLERGAN PLC	3/12/2020	3.000	1,465	1,471	1,469
BACARDI LTD	1/15/2021	4.500	2,783	2,866	2,846
BECTON DICKINSON AND COMPANY	12/15/2019	2.675	24,067	24,097	24,075
BECTON DICKINSON AND COMPANY	6/5/2020	2.404	10,720	10,720	10,712
CARDINAL HEALTH INC	12/15/2020	4.625	9,490	9,647	9,761
CVS HEALTH CORPORATION	8/12/2019	2.250	5,595	5,595	5,593
CVS HEALTH CORPORATION	6/1/2021	2.125	12,075	11,967	11,994
ESSILOR INTERNATIONAL SA	1/5/2022	2.050	6,000	6,000	5,894
EXPRESS SCRIPTS HOLDING COMPANY	11/15/2021	4.750	10,000	10,218	10,505
GENERAL MILLS INC	10/21/2019	2.200	5,000	4,988	4,993
GILEAD SCIENCES INC	9/1/2020	2.550	25,000	24,855	25,065
JM SMUCKER	3/15/2020	2.500	9,231	9,236	9,225
KELLOGG COMPANY	11/15/2019	4.150	15,100	15,204	15,189
KELLOGG COMPANY	12/15/2020	4.000	15,000	15,479	15,345
KROGER CO	8/1/2022	2.800	5,845	5,712	5,908
MOLSON COORS BREWING	7/15/2019	1.450	26,761	26,761	26,750
MOLSON COORS BREWING	7/15/2021	2.100	10,000	9,877	9,925
MONDELEZ INTERNATIONAL HOLDING	10/28/2019	1.625	38,625	38,597	38,497
PFIZER INC	12/15/2019	1.700	14,425	14,423	14,389
SHIRE ACQUISITIONS INVESTMENTS	9/23/2019	1.900	10,000	9,990	9,985
SYSCO CORPORATION	7/15/2021	2.500	2,000	2,005	2,008
TEVA PHARMACEUTICAL FINANCE NE	7/19/2019	1.700	7,554	7,554	7,538
TYSON 2009 FAMILY TRUST	8/15/2019	2.650	38,879	38,882	38,878
TOTAL CONSUMER NON CYCLICAL				331,017	331,540

ELECTRIC
AMERICAN ELECTRIC POWER COMPANY INC	10/1/2022	2.400	2,000	1,935	2,005
AMERICAN ELECTRIC POWER COMPANY INC	11/13/2020	2.150	6,035	5,957	6,015
AMERICAN ELECTRIC POWER COMPANY INC	12/1/2021	3.650	10,316	10,315	10,632
DUKE ENERGY CORP	8/15/2022	3.050	3,053	2,988	3,111
DUKE ENERGY CORP	12/15/2019	2.100	5,118	5,118	5,110

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

EMERA INCORPORATED	6/15/2021	2.700	20,495	20,082	20,564
EVERSOURCE ENERGY	3/15/2022	2.750	1,050	1,050	1,063
PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED	11/15/2019	1.600	862	858	859
THE SOUTHERN COMPANY	7/1/2021	2.350	33,334	33,230	33,311
WEC ENERGY GROUP INC	11/1/2020	4.170	1,610	1,644	1,644
WEC ENERGY GROUP INC	6/15/2021	3.375	3,500	3,479	3,567
WEC ENERGY GROUP INC	3/8/2022	3.100	7,212	7,208	7,341
WEC ENERGY GROUP INC	6/15/2020	2.450	16,050	15,984	16,050
XCEL ENERGY INC	8/15/2020	2.200	14,835	14,828	14,839
XCEL ENERGY INC	3/15/2021	2.400	4,000	3,917	3,995
TOTAL ELECTRIC				128,593	130,106

ENERGY
CENOVUS ENERGY INC	10/15/2019	5.700	3,292	3,299	3,315
ENTERPRISE PRODUCTS PARTNERS LP	10/15/2019	2.550	24,460	24,479	24,451
WILLIAMS COMPANIES INC	11/15/2020	4.125	10,000	10,075	10,176
TOTAL ENERGY				37,853	37,942

FINANCE COMPANIES
GENERAL ELECTRIC CO	11/15/2020	2.342	15,000	14,803	14,928
TOTAL FINANCE COMPANIES				14,803	14,928

INSURANCE
UNITEDHEALTH GROUP INC	11/15/2021	3.375	20,000	20,102	20,470
UNITEDHEALTH GROUP INC	3/15/2022	2.875	2,000	1,969	2,032
TOTAL INSURANCE				22,071	22,502

NATURAL GAS
NISOURCE INC	6/15/2023	3.650	4,760	4,789	4,928
SEMPRA ENERGY	3/15/2020	2.400	8,565	8,561	8,556
TOTAL NATURAL GAS				13,350	13,484

TECHNOLOGY
BROADCOM LTD	1/15/2020	2.375	20,000	20,023	19,973
CISCO SYSTEMS INC	9/20/2019	1.400	12,495	12,494	12,465
TOTAL TECHNOLOGY				32,517	32,438

TRANSPORTATION
CSX CORP	10/30/2020	3.700	10,000	10,172	10,154
TOTAL TRANSPORTATION				10,172	10,154
TOTAL CORPORATE DEBT SECURITIES				797,470	801,849
TOTAL FIXED MATURITIES				7,757,086	7,778,962

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

EQUITY SECURITIES
CONGLOMERATES/DIVERSIFIED MFG
DAYCO LLC	10	115	347	d
TOTAL CONGLOMERATES/DIVERSIFIED MFG		115	347

METALS/MINING
ALERIS CORPORATION	5	184	121	d
TOTAL METALS/MINING		184	121
TOTAL EQUITY SECURITIES		299	468

SYNDICATED LOANS
BASIC INDUSTRY
ALPHA 3 BV	1/31/2024	5.601	154	154	154
AXALTA COATING SYSTEMS LTD	6/1/2024	4.351	629	628	628
CHEMOURS COMPANY	4/3/2025	4.190	1,895	1,895	1,895
ELEMENT SOLUTIONS INC	1/31/2026	4.689	1,000	996	996
HEXION HOLDINGS LLC	7/1/2026	5.953	500	495	495
INEOS LTD	3/29/2024	4.439	988	988	988
KINOVE LUXEMBOURG HOLDINGS	7/25/2024	4.601	818	819	819
KRATON CORP	3/8/2025	4.939	534	533	533
MESSER INDUSTRIE GMBH	3/2/2026	5.101	1,250	1,243	1,243
MINERALS TECHNOLOGIES INC.	2/13/2024	4.650	875	875	875
RAVAGO HOLDINGS AMERICA INC	7/13/2023	5.190	511	507	507
SIGMA GROUP HOLDINGS SARL	9/7/2021	5.581	87	86	86
SIGMA GROUP HOLDINGS SARL	9/7/2021	5.581	524	523	523
TRINSEO SA	9/6/2024	4.939	1,335	1,334	1,334
UNIVAR INC	7/1/2024	4.689	617	614	614
TOTAL BASIC INDUSTRY				11,690	11,690

BROKERAGE
ALIXPARTNERS LLP	4/4/2024	5.189	985	990	990
CRESTVIEW PARTNERS II GP LP	7/1/2026	5.852	800	792	792
GREENHILL & CO INC	4/12/2024	5.661	675	672	672
TOTAL BROKERAGE				2,454	2,454

CAPITAL GOODS
ADVANCED DISPOSAL SERVICES INC	11/10/2023	4.607	933	933	933
AI GLOBAL INVESTMENTS & CY SCA	9/13/2023	5.770	220	220	220
AI GLOBAL INVESTMENTS & CY SCA	9/13/2023	5.770	166	166	166
ALBEA SA	4/22/2024	5.524	718	717	717
ALTRA INDUSTRIAL MOTION CORP	10/1/2025	4.439	1,199	1,196	1,196
ANCHOR GLASS CONTAINER CORP	12/7/2023	5.170	984	984	984
BERRY GLOBAL INC	2/8/2020	4.162	358	358	358

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BERRY GLOBAL INC	6/30/2026	5.060	1,100	1,097	1,097
DOOSAN INFRACORE CO LTD	5/18/2024	4.601	243	243	243
ENERGY CAPITAL PARTNERS II LLC	5/12/2025	6.351	645	642	642
EWT HOLDINGS III CORP	12/20/2024	5.439	855	855	855
FLEX ACQUISITION COMPANY INC	12/29/2023	5.440	121	121	121
GARDNER DENVER HOLDINGS INC	7/31/2024	5.189	325	325	325
GATES GLOBAL LLC	4/1/2024	5.189	691	680	680
GENERAC HOLDINGS INC	5/31/2023	4.190	1,500	1,501	1,501
LONE STAR FUND IX (US) LP	10/25/2023	5.439	220	219	219
MULTI-COLOR CORP	10/31/2024	4.439	995	995	995
PACKAGING HOLDINGS LTD	2/5/2023	5.152	874	873	873
PISCES MIDCO INC	4/12/2025	6.354	199	198	198
PLASTIPAK HOLDINGS INC.	10/14/2024	4.940	985	986	986
PRINTPACK HOLDINGS INC	7/26/2023	5.500	132	131	131
QUIKRETE HOLDINGS INC	11/15/2023	5.190	625	623	623
SCR-SIBELCO NV	6/2/2025	6.598	298	298	298
TRANSDIGM INC	6/9/2023	4.939	852	850	850
UNITED RENTALS INC	10/31/2025	4.189	746	746	746
WCA WASTE SYSTEMS INC	8/11/2023	4.939	414	414	414
WESCO AIRCRAFT HARDWARE CORPORATION	2/28/2021	4.940	1,516	1,509	1,509
WILSONART LLC	12/19/2023	5.860	293	293	293
TOTAL CAPITAL GOODS				18,173	18,173

COMMUNICATIONS
ALTICE USA INC	1/15/2026	4.644	998	968	968
CENTURYLINK INC	1/31/2025	5.189	1,067	1,058	1,058
CHARTER COMMUNICATIONS INC	4/1/2025	4.440	1,434	1,437	1,437
COGECO COMMUNICATIONS (USA) II LP	1/6/2025	4.689	1,388	1,386	1,386
ENTRAVISION COMMUNICATIONS CORPORATION	11/30/2024	5.189	348	346	346
GOVERNMENT OF CANADA	11/17/2023	5.110	1,490	1,487	1,487
GRAY TELEVISION INC	2/7/2024	4.681	278	278	278
HUBBARD RADIO LLC	3/28/2025	5.940	285	284	284
ION MEDIA NETWORKS INC	12/18/2020	5.190	1,303	1,304	1,304
LEVEL 3 COMMUNICATIONS INC	2/22/2024	4.689	500	499	499
LIBERTY GLOBAL PLC	1/16/2026	4.894	1,000	1,001	1,001
LIONS GATE ENTERTAINMENT CORP	3/24/2025	4.689	913	913	913
LIONS GATE ENTERTAINMENT CORP	3/22/2023	4.439	1,150	1,150	1,150
MEDIACOM COMMUNICATIONS CORPORATION	2/15/2024	4.110	968	964	964
MISSION BROADCASTING INC	1/17/2024	4.690	103	103	103
NEXSTAR MEDIA GROUP INC	1/17/2024	4.690	538	538	538
NEXT LUXEMBOURG SCSP	7/17/2025	4.644	971	967	967
NIELSEN HOLDINGS PLC	10/2/2023	4.412	1,045	1,044	1,044
NUMERICABLE GROUP	7/15/2025	4.644	980	978	978

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

SBA COMMUNICATIONS CORP	4/11/2025	4.440	1,262	1,255	1,255
SINCLAIR BROADCAST GROUP INC	1/3/2024	4.690	955	948	948
SOFTBANK GROUP CORP	2/2/2024	5.000	1,308	1,306	1,306
SOUTHWIRE CO	5/19/2025	4.439	1,265	1,263	1,263
SWITCH LTD	6/27/2024	4.689	197	196	196
TELAPEX INC	5/24/2024	4.689	884	882	882
TRIBUNE MEDIA COMPANY	12/27/2020	5.439	77	77	77
TRIBUNE MEDIA COMPANY	1/27/2024	5.439	959	958	958
UNIVISION COMMUNICATIONS INC	3/15/2024	5.189	937	932	932
URBAN ONE INC	4/18/2023	6.440	508	504	504
TOTAL COMMUNICATIONS				25,026	25,026

CONSUMER CYCLICAL
ACADEMY LTD	7/1/2022	6.439	975	973	973
AFFINITY GAMING LLC	7/1/2023	5.689	304	303	303
ARISTOCRAT LEISURE LTD	10/19/2024	4.342	1,545	1,544	1,544
CAESARS ENTERTAINMENT CORP	12/23/2024	5.189	346	344	344
CCM MERGER	8/6/2021	4.689	208	208	208
CINEWORLD FINANCE US INC	2/28/2025	4.689	350	350	350
CITYCENTER HOLDINGS LLC	4/18/2024	4.689	1,584	1,584	1,584
DALIAN HEXING INVESTMENT CO LTD	4/22/2026	5.230	963	961	961
DTZ INVESTMENT HOLDINGS LP	8/21/2025	5.689	423	421	421
ELDORADO RESORTS INC	4/17/2024	4.695	1,410	1,404	1,404
FOUR SEASONS HOLDINGS INC	11/30/2023	4.439	1,485	1,481	1,481
GO DADDY INC	2/15/2024	4.439	964	962	962
HARBOR FREIGHT TOOLS USA INC	8/18/2023	4.939	999	1,001	1,001
HILTON WORLDWIDE HOLDINGS INC	6/22/2026	4.186	749	747	747
HUDSONS BAY CO	9/30/2022	5.690	45	45	45
LAS VEGAS SANDS CORP	3/27/2025	4.189	1,464	1,458	1,458
METRO-GOLDWYN-MAYER INC	7/7/2025	4.940	1,395	1,384	1,384
MICHAELS COMPANIES INC	1/28/2023	4.923	960	959	959
MOHEGAN TRIBAL GAMING AUTHORITY	10/13/2023	6.439	643	638	638
NATIONAL AMUSEMENTS INC	5/8/2025	4.940	348	348	348
PCI GAMING AUTHORITY	5/29/2026	5.439	450	448	448
PENN NATIONAL GAMING INC	10/15/2025	4.689	1,274	1,271	1,271
RESTAURANT BRANDS INTERNATIONAL INC	2/16/2024	4.689	965	964	964
RYMAN HOSPITALITY PROPERTIES	5/11/2024	4.610	969	967	967
SCIENTIFIC GAMES CORP	8/14/2024	5.223	913	910	910
SEMINOLE TRIBE OF FLORIDA INC	7/8/2024	4.189	197	196	196
SERVICEMASTER GLOBAL HOLDINGS INC	11/8/2023	4.939	67	67	67
SIX FLAGS ENTERTAINMENT CORP	4/11/2026	4.430	441	440	440
THL PC TOPCO LP	8/19/2022	4.940	119	119	119
TRANSUNION	4/9/2023	4.439	205	205	205

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

TRANSUNION	6/30/2025	4.439	993	990	990
WILLIAM MORRIS ENDEAVOR ENTERTAINMENT LLC	5/16/2025	5.360	919	915	915
WYNDHAM WORLDWIDE CORP	4/27/2025	4.189	995	994	994
WYNN RESORTS LTD	10/30/2024	4.690	748	746	746
YUM! BRANDS INC.	4/2/2025	4.132	1,364	1,366	1,366
TOTAL CONSUMER CYCLICAL				27,713	27,713

CONSUMER NON CYCLICAL
ALBERTSONS INVESTOR HOLDINGS LLC	6/22/2023	5.439	299	298	298
ALBERTSONS INVESTOR HOLDINGS LLC	11/17/2025	5.439	669	668	668
ARAMARK	3/28/2024	4.189	1,842	1,844	1,844
BAUSCH HEALTH COMPANIES INC	6/1/2025	5.412	557	555	555
CATALENT INC	5/10/2026	4.689	500	499	499
CHANGE HEALTHCARE HOLDINGS LLC	3/1/2024	5.189	960	958	958
DAVITA INC	6/24/2021	5.189	995	996	996
ENDO INTERNATIONAL PLC	4/29/2024	6.750	270	269	269
GRIFOLS INC	1/31/2025	4.607	1,214	1,208	1,208
HCA HEALTHCARE INC	3/14/2025	4.439	421	421	421
JAGUAR HOLDING COMPANY	8/18/2022	4.939	963	960	960
JBS SA	5/1/2026	5.025	575	574	574
MALLINCKRODT PLC	8/21/2023	5.351	799	798	798
MALLINCKRODT PLC	2/24/2025	5.528	270	270	270
RPI INTERNATIONAL PARTNERS LP	3/27/2023	4.439	945	944	944
STERIGENICS-NORDION HOLDINGS LLC	5/15/2022	5.439	591	590	590
TENNESSEE PARENT INC	2/6/2024	5.189	931	929	929
US FOODS HOLDING CORPORATION	6/27/2023	4.439	1,437	1,433	1,433
TOTAL CONSUMER NON CYCLICAL				14,214	14,214

ELECTRIC
AES CORP VA	5/31/2022	4.272	1,208	1,206	1,206
CARROLL COUNTRY ENERGY LLC	2/16/2026	6.101	750	743	743
CPV SHORE HOLDINGS LLC	12/29/2025	6.190	734	727	727
EASTERN POWER LLC	10/2/2023	6.189	1,539	1,543	1,543
EDGEWATER GENERATION LLC	12/13/2025	6.189	1,247	1,243	1,243
EFS COGEN HOLDINGS I LLC	6/28/2023	5.860	961	962	962
HELIX GEN FUNDING LLC	6/3/2024	6.189	970	968	968
INVENERGY CLEAN POWER LLC	8/28/2025	6.101	960	957	957
LMBE-MC HOLDCO II LLC	11/26/2025	6.610	734	731	731
VISTRA ENERGY CORP	12/31/2025	4.407	1,252	1,251	1,251
VOLT PARENT LP	1/15/2025	4.939	1,980	1,982	1,982
WG PARTNERS	11/15/2023	6.101	334	332	332
TOTAL ELECTRIC				12,645	12,645

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

ENERGY
APERGY CORP	5/9/2025	5.029	1,413	1,417	1,417
CORPORATE CAPITAL TRUST INC	9/27/2024	6.590	721	719	719
EQUITRANS MIDSTREAM CORP	1/31/2024	6.939	748	727	727
TOTAL ENERGY				2,863	2,863

FINANCE COMPANIES
PARK AEROSPACE US LLC	1/15/2025	4.133	1,031	1,029	1,029
SOFTBANK GROUP CORP	12/27/2022	4.484	1,196	1,197	1,197
TOTAL FINANCE COMPANIES				2,226	2,226

INSURANCE
ASURION LLC	11/29/2024	5.439	422	420	420
LONESTAR INTERMEDIATE SUPER HOLDINGS LLC	11/3/2023	5.439	303	302	302
LONESTAR INTERMEDIATE SUPER HOLDINGS LLC	8/4/2022	5.439	249	249	249
ONEX CORPORATION	5/16/2024	5.601	296	294	294
TOTAL INSURANCE				1,265	1,265

OTHER INDUSTRY
HAMILTON HOLDCO LLC	7/2/2025	4.610	993	992	992
LIGHTSTONE HOLDCO LLC	1/30/2024	6.189	987	981	981
LIGHTSTONE HOLDCO LLC	1/30/2024	6.189	56	55	55
TOTAL OTHER INDUSTRY				2,028	2,028

OTHER UTILITY
LS POWER DEVELOPMENT LLC	11/9/2020	6.601	850	849	849
TOTAL OTHER UTILITY				849	849

REITS
EXTENDED STAY AMERICA INC	8/30/2023	4.439	881	879	879
VICI PROPERTIES INC	12/20/2024	4.404	1,810	1,814	1,814
TOTAL REITS				2,693	2,693

TECHNOLOGY
AERIAL TOPCO LP	8/8/2024	5.939	197	194	194
CDW CORP	8/17/2023	4.190	1,485	1,485	1,485
CELESTICA INC.	6/27/2025	4.555	1,092	1,087	1,087
COMMSCOPE HOLDING CO INC	4/6/2026	5.689	750	740	740
DELL TECHNOLOGIES INC	9/7/2021	4.190	203	200	200
DELL TECHNOLOGIES INC	9/7/2023	4.440	1,507	1,506	1,506
HEWLETT PACKARD ENTERPRISE CO	6/21/2024	4.939	741	739	739
INFOR SOFTWARE PARENT LLC	2/1/2022	5.189	415	415	415
LEIDOS HOLDINGS INC	8/22/2025	4.250	425	424	424

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

MACDONALD DETTWILER AND ASSOCIATES LTD	10/4/2024	5.190	988	983	983
MICRO FOCUS INTERNATIONAL PLC	6/21/2024	4.939	96	95	95
MICROCHIP TECHNOLOGY INCORPORATED	5/29/2025	4.440	431	431	431
NEW MOUNTAIN PARTNERS III LP	10/12/2023	4.689	122	122	122
NEW OMAHA HOLDINGS LP	7/8/2022	4.404	1,105	1,105	1,105
ON SEMICONDUCTOR CORPORATION	3/31/2023	4.189	1,413	1,417	1,417
PERSPECTA INC	5/31/2025	4.689	1,021	1,020	1,020
PLANTRONICS INC	7/2/2025	4.939	1,126	1,115	1,115
SABRE HOLDINGS CORPORATION	2/22/2024	4.439	803	802	802
SCIENCE APPLICATIONS INTERNATIONAL CORP	10/31/2025	4.189	1,244	1,238	1,238
SHUTTERFLY INC	8/17/2024	4.940	131	131	131
THE CARLYLE GROUP LP	4/16/2025	4.689	429	428	428
THE CARLYLE GROUP LP	4/16/2025	4.689	301	301	301
TIVO CORP	7/2/2021	4.940	930	921	921
TTM TECHNOLOGIES INC	9/25/2024	4.939	360	359	359
VERINT SYSTEMS INC	6/28/2024	4.440	1,140	1,137	1,137
WESTERN DIGITAL CORPORATION	4/29/2023	4.187	1,184	1,180	1,180
XPERI CORP	12/1/2023	4.939	859	824	824
ZEBRA TECHNOLOGIES CORPORATION	10/27/2021	4.185	549	548	548
TOTAL TECHNOLOGY				20,947	20,947

TRANSPORTATION
AMERICAN AIRLINES GROUP INC	12/14/2023	4.394	990	987	987
AMERICAN AIRLINES GROUP INC	6/27/2025	4.180	960	958	958
SEMGROUP CORP	6/26/2025	5.190	1,117	1,118	1,118
UNITED CONTINENTAL HOLDINGS INC	4/1/2024	4.189	1,578	1,574	1,574
TOTAL TRANSPORTATION				4,637	4,637
TOTAL SYNDICATED LOANS BEFORE ALLOWANCE FOR LOAN LOSSES				149,423	149,423
ALLOWANCE FOR LOAN LOSSES				(681)	(681)
TOTAL SYNDICATED LOANS - NET				148,742	148,742

DERIVATIVES
PURCHASED OPTIONS
BNP SECURITIES	7/2/2019	—	85	85
BNP SECURITIES	7/23/2019	—	77	77
BNP SECURITIES	7/30/2019	—	79	79
BNP SECURITIES	8/20/2019	—	76	76
BNP SECURITIES	9/10/2019	—	82	82
BNP SECURITIES	10/1/2019	—	159	159
BNP SECURITIES	10/22/2019	—	80	80
BNP SECURITIES	11/5/2019	—	81	81
BNP SECURITIES	11/19/2019	—	74	74
BNP SECURITIES	12/10/2019	—	68	68

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP SECURITIES	12/24/2019	—	68	68
BNP SECURITIES	12/31/2019	—	70	70
BNP SECURITIES	1/14/2020	—	69	69
BNP SECURITIES	1/21/2020	—	135	135
BNP SECURITIES	2/11/2020	—	125	125
BNP SECURITIES	3/17/2020	—	125	125
BNP SECURITIES	3/24/2020	—	122	122
BNP SECURITIES	3/31/2020	—	61	61
BNP SECURITIES	5/19/2020	—	175	175
BNP SECURITIES	5/26/2020	—	57	57
BNP SECURITIES	6/2/2020	—	56	56
BNP SECURITIES	6/16/2020	—	55	55
BNP SECURITIES	7/2/2019	—	51	51
BNP SECURITIES	6/30/2020	—	56	56
BNP SECURITIES	7/7/2020	—	57	57
BNP SECURITIES	7/16/2019	—	48	48
BNP SECURITIES	7/14/2020	—	54	54
BNP SECURITIES	8/6/2019	—	47	47
BNP SECURITIES	8/4/2020	—	106	106
BNP SECURITIES	9/17/2019	—	44	44
BNP SECURITIES	9/15/2020	—	51	51
BNP SECURITIES	10/1/2019	—	42	42
BNP SECURITIES	9/29/2020	—	49	49
BNP SECURITIES	10/22/2019	—	40	40
BNP SECURITIES	10/20/2020	—	47	47
BNP SECURITIES	10/29/2019	—	39	39
BNP SECURITIES	10/27/2020	—	46	46
BNP SECURITIES	11/17/2020	—	89	89
BNP SECURITIES	11/19/2019	—	75	75
BNP SECURITIES	11/24/2020	—	43	43
BNP SECURITIES	12/3/2019	—	35	35
BNP SECURITIES	12/1/2020	—	43	43
BNP SECURITIES	12/17/2019	—	31	31
BNP SECURITIES	12/15/2020	—	39	39
BNP SECURITIES	1/21/2020	—	20	20
BNP SECURITIES	1/19/2021	1	145	145
BNP SECURITIES	2/4/2020	—	31	31
BNP SECURITIES	2/2/2021	—	39	39
BNP SECURITIES	2/18/2020	—	30	30
BNP SECURITIES	2/16/2021	—	76	76
BNP SECURITIES	2/25/2020	—	28	28
BNP SECURITIES	2/23/2021	—	36	36
BNP SECURITIES	3/3/2020	—	59	59

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP SECURITIES	3/2/2021	—	37	37
BNP SECURITIES	3/31/2020	—	39	39
BNP SECURITIES	3/30/2021	—	46	46
BNP SECURITIES	4/14/2020	—	32	32
BNP SECURITIES	4/13/2021	—	39	39
BNP SECURITIES	4/28/2020	—	37	37
BNP SECURITIES	4/27/2021	—	43	43
BNP SECURITIES	8/6/2019	2	233	233
BNP SECURITIES	8/4/2020	—	48	48
BNP SECURITIES	8/3/2021	—	32	32
BNP SECURITIES	8/13/2019	2	285	285
BNP SECURITIES	8/11/2020	—	25	25
BNP SECURITIES	8/10/2021	—	132	132
BNP SECURITIES	8/20/2019	2	255	255
BNP SECURITIES	8/18/2020	—	24	24
BNP SECURITIES	8/17/2021	—	32	32
BNP SECURITIES	10/1/2019	2	192	192
BNP SECURITIES	9/29/2020	—	21	21
BNP SECURITIES	9/28/2021	—	29	29
BNP SECURITIES	10/29/2019	2	648	648
BNP SECURITIES	10/27/2020	—	38	38
BNP SECURITIES	10/26/2021	—	88	88
BNP SECURITIES	11/5/2019	2	473	473
BNP SECURITIES	11/3/2020	—	33	33
BNP SECURITIES	11/2/2021	—	79	79
BNP SECURITIES	2/4/2020	2	503	503
BNP SECURITIES	2/1/2022	—	84	84
BNP SECURITIES	3/31/2020	2	441	441
BNP SECURITIES	3/30/2021	—	58	58
BNP SECURITIES	3/29/2022	—	70	70
BNP SECURITIES	4/14/2020	2	391	391
BNP SECURITIES	4/13/2021	—	27	27
BNP SECURITIES	4/12/2022	—	66	66
BNP SECURITIES	4/21/2020	2	343	343
BNP SECURITIES	4/19/2022	—	32	32
WELLS FARGO BANK	7/9/2019	—	79	79
WELLS FARGO BANK	8/6/2019	—	152	152
WELLS FARGO BANK	9/3/2019	—	76	76
WELLS FARGO BANK	10/8/2019	—	81	81
WELLS FARGO BANK	10/15/2019	—	80	80
WELLS FARGO BANK	10/29/2019	—	83	83
WELLS FARGO BANK	11/12/2019	—	77	77
WELLS FARGO BANK	12/3/2019	—	74	74

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK	12/17/2019	—	68	68
WELLS FARGO BANK	1/7/2020	—	69	69
WELLS FARGO BANK	1/28/2020	—	136	136
WELLS FARGO BANK	2/4/2020	—	67	67
WELLS FARGO BANK	2/18/2020	—	60	60
WELLS FARGO BANK	2/25/2020	—	181	181
WELLS FARGO BANK	3/3/2020	—	60	60
WELLS FARGO BANK	3/10/2020	—	60	60
WELLS FARGO BANK	4/7/2020	—	124	124
WELLS FARGO BANK	4/14/2020	—	63	63
WELLS FARGO BANK	4/21/2020	—	59	59
WELLS FARGO BANK	4/28/2020	—	59	59
WELLS FARGO BANK	5/5/2020	—	117	117
WELLS FARGO BANK	5/12/2020	—	58	58
WELLS FARGO BANK	6/9/2020	—	55	55
WELLS FARGO BANK	6/23/2020	—	57	57
WELLS FARGO BANK	7/23/2019	—	47	47
WELLS FARGO BANK	7/21/2020	—	53	53
WELLS FARGO BANK	7/30/2019	—	94	94
WELLS FARGO BANK	7/28/2020	—	53	53
WELLS FARGO BANK	8/13/2019	—	48	48
WELLS FARGO BANK	8/11/2020	—	54	54
WELLS FARGO BANK	8/20/2019	—	49	49
WELLS FARGO BANK	8/18/2020	—	110	110
WELLS FARGO BANK	8/27/2019	—	50	50
WELLS FARGO BANK	8/25/2020	—	56	56
WELLS FARGO BANK	9/3/2019	—	49	49
WELLS FARGO BANK	9/10/2019	—	91	91
WELLS FARGO BANK	9/8/2020	—	52	52
WELLS FARGO BANK	9/24/2019	—	46	46
WELLS FARGO BANK	9/22/2020	—	52	52
WELLS FARGO BANK	10/8/2019	—	41	41
WELLS FARGO BANK	10/6/2020	—	48	48
WELLS FARGO BANK	10/15/2019	—	40	40
WELLS FARGO BANK	10/13/2020	—	47	47
WELLS FARGO BANK	11/5/2019	—	38	38
WELLS FARGO BANK	11/12/2019	—	157	157
WELLS FARGO BANK	11/10/2020	—	92	92
WELLS FARGO BANK	12/10/2019	—	32	32
WELLS FARGO BANK	12/8/2020	—	40	40
WELLS FARGO BANK	12/24/2019	—	31	31
WELLS FARGO BANK	12/31/2019	—	30	30
WELLS FARGO BANK	12/29/2020	—	38	38

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK	1/7/2020	—	26	26
WELLS FARGO BANK	1/5/2021	—	34	34
WELLS FARGO BANK	1/14/2020	—	24	24
WELLS FARGO BANK	1/12/2021	—	33	33
WELLS FARGO BANK	1/28/2020	—	43	43
WELLS FARGO BANK	1/26/2021	—	30	30
WELLS FARGO BANK	2/11/2020	—	34	34
WELLS FARGO BANK	2/9/2021	—	41	41
WELLS FARGO BANK	3/10/2020	—	54	54
WELLS FARGO BANK	3/9/2021	—	69	69
WELLS FARGO BANK	3/17/2020	—	31	31
WELLS FARGO BANK	3/16/2021	—	38	38
WELLS FARGO BANK	3/24/2020	—	39	39
WELLS FARGO BANK	4/7/2020	—	108	108
WELLS FARGO BANK	4/6/2021	—	43	43
WELLS FARGO BANK	4/21/2020	—	38	38
WELLS FARGO BANK	4/20/2021	—	44	44
WELLS FARGO BANK	5/5/2020	—	36	36
WELLS FARGO BANK	5/4/2021	—	42	42
WELLS FARGO BANK	5/12/2020	—	65	65
WELLS FARGO BANK	5/11/2021	—	39	39
WELLS FARGO BANK	5/19/2020	—	32	32
WELLS FARGO BANK	5/26/2020	—	69	69
WELLS FARGO BANK	5/25/2021	—	41	41
WELLS FARGO BANK	6/1/2021	—	37	37
WELLS FARGO BANK	6/9/2020	—	55	55
WELLS FARGO BANK	6/8/2021	—	35	35
WELLS FARGO BANK	6/16/2020	—	29	29
WELLS FARGO BANK	6/15/2021	—	36	36
WELLS FARGO BANK	6/23/2020	—	33	33
WELLS FARGO BANK	6/22/2021	—	39	39
WELLS FARGO BANK	7/2/2019	2	549	549
WELLS FARGO BANK	6/30/2020	—	33	33
WELLS FARGO BANK	6/29/2021	—	80	80
WELLS FARGO BANK	7/9/2019	2	344	344
WELLS FARGO BANK	7/7/2020	—	28	28
WELLS FARGO BANK	7/6/2021	—	35	35
WELLS FARGO BANK	7/16/2019	2	317	317
WELLS FARGO BANK	7/14/2020	—	27	27
WELLS FARGO BANK	7/13/2021	—	68	68
WELLS FARGO BANK	7/23/2019	2	306	306
WELLS FARGO BANK	7/21/2020	—	53	53
WELLS FARGO BANK	7/20/2021	—	34	34

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK	7/30/2019	3	353	353
WELLS FARGO BANK	7/28/2020	—	27	27
WELLS FARGO BANK	7/27/2021	—	34	34
WELLS FARGO BANK	8/27/2019	2	199	199
WELLS FARGO BANK	8/24/2021	—	30	30
WELLS FARGO BANK	9/3/2019	2	239	239
WELLS FARGO BANK	9/1/2020	—	22	22
WELLS FARGO BANK	8/31/2021	—	30	30
WELLS FARGO BANK	9/10/2019	2	263	263
WELLS FARGO BANK	9/8/2020	—	23	23
WELLS FARGO BANK	9/7/2021	—	91	91
WELLS FARGO BANK	9/17/2019	2	204	204
WELLS FARGO BANK	9/15/2020	—	44	44
WELLS FARGO BANK	9/14/2021	—	89	89
WELLS FARGO BANK	9/24/2019	2	185	185
WELLS FARGO BANK	9/22/2020	—	21	21
WELLS FARGO BANK	9/21/2021	—	58	58
WELLS FARGO BANK	10/8/2019	2	295	295
WELLS FARGO BANK	10/6/2020	—	24	24
WELLS FARGO BANK	10/5/2021	—	63	63
WELLS FARGO BANK	10/15/2019	3	459	459
WELLS FARGO BANK	10/13/2020	—	58	58
WELLS FARGO BANK	10/12/2021	—	71	71
WELLS FARGO BANK	10/22/2019	2	509	509
WELLS FARGO BANK	10/20/2020	—	67	67
WELLS FARGO BANK	10/19/2021	—	80	80
WELLS FARGO BANK	11/12/2019	2	605	605
WELLS FARGO BANK	11/10/2020	—	36	36
WELLS FARGO BANK	11/9/2021	—	83	83
WELLS FARGO BANK	11/19/2019	2	766	766
WELLS FARGO BANK	11/17/2020	—	83	83
WELLS FARGO BANK	11/16/2021	—	93	93
WELLS FARGO BANK	11/26/2019	2	572	572
WELLS FARGO BANK	11/23/2021	—	44	44
WELLS FARGO BANK	12/3/2019	2	577	577
WELLS FARGO BANK	12/1/2020	—	37	37
WELLS FARGO BANK	11/30/2021	—	43	43
WELLS FARGO BANK	12/10/2019	3	859	859
WELLS FARGO BANK	12/8/2020	—	42	42
WELLS FARGO BANK	12/7/2021	—	94	94
WELLS FARGO BANK	12/17/2019	2	1,019	1,019
WELLS FARGO BANK	12/15/2020	—	98	98
WELLS FARGO BANK	12/14/2021	—	160	160

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK	12/24/2019	2	1,330	1,330
WELLS FARGO BANK	12/22/2020	—	129	129
WELLS FARGO BANK	12/21/2021	—	271	271
WELLS FARGO BANK	12/31/2019	1	509	509
WELLS FARGO BANK	12/29/2020	—	52	52
WELLS FARGO BANK	12/28/2021	—	113	113
WELLS FARGO BANK	1/7/2020	2	811	811
WELLS FARGO BANK	1/5/2021	—	94	94
WELLS FARGO BANK	1/4/2022	—	104	104
WELLS FARGO BANK	1/14/2020	2	902	902
WELLS FARGO BANK	1/12/2021	—	45	45
WELLS FARGO BANK	1/11/2022	—	99	99
WELLS FARGO BANK	1/21/2020	2	752	752
WELLS FARGO BANK	1/19/2021	—	43	43
WELLS FARGO BANK	1/18/2022	—	48	48
WELLS FARGO BANK	1/28/2020	2	752	752
WELLS FARGO BANK	1/26/2021	—	85	85
WELLS FARGO BANK	1/25/2022	—	96	96
WELLS FARGO BANK	2/11/2020	2	608	608
WELLS FARGO BANK	2/9/2021	—	142	142
WELLS FARGO BANK	2/8/2022	—	124	124
WELLS FARGO BANK	2/18/2020	2	449	449
WELLS FARGO BANK	2/16/2021	—	67	67
WELLS FARGO BANK	2/15/2022	—	79	79
WELLS FARGO BANK	2/25/2020	2	436	436
WELLS FARGO BANK	2/23/2021	—	65	65
WELLS FARGO BANK	2/22/2022	—	77	77
WELLS FARGO BANK	3/3/2020	2	520	520
WELLS FARGO BANK	3/2/2021	—	33	33
WELLS FARGO BANK	3/1/2022	—	39	39
WELLS FARGO BANK	3/10/2020	2	496	496
WELLS FARGO BANK	3/9/2021	—	33	33
WELLS FARGO BANK	3/8/2022	—	116	116
WELLS FARGO BANK	3/17/2020	2	506	506
WELLS FARGO BANK	3/16/2021	—	30	30
WELLS FARGO BANK	3/15/2022	—	36	36
WELLS FARGO BANK	3/24/2020	2	442	442
WELLS FARGO BANK	3/23/2021	—	63	63
WELLS FARGO BANK	3/22/2022	—	75	75
WELLS FARGO BANK	4/7/2020	2	391	391
WELLS FARGO BANK	4/6/2021	—	28	28
WELLS FARGO BANK	4/5/2022	1	172	172
WELLS FARGO BANK	4/28/2020	2	285	285

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK	4/27/2021	—	25	25
WELLS FARGO BANK	4/26/2022	—	31	31
WELLS FARGO BANK	5/5/2020	2	401	401
WELLS FARGO BANK	5/3/2022	—	69	69
WELLS FARGO BANK	5/12/2020	2	424	424
WELLS FARGO BANK	5/11/2021	—	31	31
WELLS FARGO BANK	5/10/2022	—	75	75
WELLS FARGO BANK	5/19/2020	2	519	519
WELLS FARGO BANK	5/26/2020	2	548	548
WELLS FARGO BANK	5/24/2022	—	79	79
WELLS FARGO BANK	6/2/2020	2	498	498
WELLS FARGO BANK	6/1/2021	—	34	34
WELLS FARGO BANK	5/31/2022	—	39	39
WELLS FARGO BANK	6/9/2020	2	393	393
WELLS FARGO BANK	6/16/2020	2	338	338
WELLS FARGO BANK	6/15/2021	—	54	54
WELLS FARGO BANK	6/14/2022	—	66	66
WELLS FARGO BANK	6/23/2020	2	381	381
WELLS FARGO BANK	6/22/2021	—	55	55
WELLS FARGO BANK	6/21/2022	—	71	71
TOTAL PURCHASED OPTIONS			39,681	39,681

WRITTEN OPTIONS
BNP SECURITIES	7/2/2019	—	(72)	(72)
BNP SECURITIES	7/23/2019	—	(63)	(63)
BNP SECURITIES	7/30/2019	—	(65)	(65)
BNP SECURITIES	8/20/2019	—	(61)	(61)
BNP SECURITIES	9/10/2019	—	(68)	(68)
BNP SECURITIES	10/1/2019	—	(131)	(131)
BNP SECURITIES	10/22/2019	—	(67)	(67)
BNP SECURITIES	11/5/2019	—	(67)	(67)
BNP SECURITIES	11/19/2019	—	(61)	(61)
BNP SECURITIES	12/10/2019	—	(54)	(54)
BNP SECURITIES	12/24/2019	—	(55)	(55)
BNP SECURITIES	12/31/2019	—	(56)	(56)
BNP SECURITIES	1/14/2020	—	(55)	(55)
BNP SECURITIES	1/21/2020	—	(101)	(101)
BNP SECURITIES	2/11/2020	—	(91)	(91)
BNP SECURITIES	3/17/2020	—	(91)	(91)
BNP SECURITIES	3/24/2020	—	(89)	(89)
BNP SECURITIES	3/31/2020	—	(44)	(44)
BNP SECURITIES	5/19/2020	—	(126)	(126)
BNP SECURITIES	5/26/2020	—	(41)	(41)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP SECURITIES	6/2/2020	—	(40)	(40)
BNP SECURITIES	6/16/2020	—	(39)	(39)
BNP SECURITIES	7/2/2019	—	(42)	(42)
BNP SECURITIES	6/30/2020	—	(40)	(40)
BNP SECURITIES	7/7/2020	—	(40)	(40)
BNP SECURITIES	7/16/2019	—	(38)	(38)
BNP SECURITIES	7/14/2020	—	(38)	(38)
BNP SECURITIES	8/6/2019	—	(37)	(37)
BNP SECURITIES	8/4/2020	—	(74)	(74)
BNP SECURITIES	9/17/2019	—	(35)	(35)
BNP SECURITIES	9/15/2020	—	(35)	(35)
BNP SECURITIES	10/1/2019	—	(33)	(33)
BNP SECURITIES	9/29/2020	—	(33)	(33)
BNP SECURITIES	10/22/2019	—	(30)	(30)
BNP SECURITIES	10/20/2020	—	(31)	(31)
BNP SECURITIES	10/29/2019	—	(30)	(30)
BNP SECURITIES	10/27/2020	—	(31)	(31)
BNP SECURITIES	11/17/2020	—	(59)	(59)
BNP SECURITIES	11/19/2019	—	(57)	(57)
BNP SECURITIES	11/24/2020	—	(28)	(28)
BNP SECURITIES	12/3/2019	—	(26)	(26)
BNP SECURITIES	12/1/2020	—	(28)	(28)
BNP SECURITIES	12/17/2019	—	(22)	(22)
BNP SECURITIES	12/15/2020	—	(24)	(24)
BNP SECURITIES	1/21/2020	—	(11)	(11)
BNP SECURITIES	1/19/2021	(1)	(74)	(74)
BNP SECURITIES	2/4/2020	—	(22)	(22)
BNP SECURITIES	2/2/2021	—	(23)	(23)
BNP SECURITIES	2/18/2020	—	(21)	(21)
BNP SECURITIES	2/16/2021	—	(45)	(45)
BNP SECURITIES	2/25/2020	—	(19)	(19)
BNP SECURITIES	2/23/2021	—	(21)	(21)
BNP SECURITIES	3/3/2020	—	(38)	(38)
BNP SECURITIES	3/2/2021	—	(20)	(20)
BNP SECURITIES	3/31/2020	—	(28)	(28)
BNP SECURITIES	3/30/2021	—	(28)	(28)
BNP SECURITIES	4/14/2020	—	(22)	(22)
BNP SECURITIES	4/13/2021	—	(23)	(23)
BNP SECURITIES	4/28/2020	—	(24)	(24)
BNP SECURITIES	4/27/2021	—	(23)	(23)
BNP SECURITIES	8/6/2019	(2)	(108)	(108)
BNP SECURITIES	8/4/2020	—	(24)	(24)
BNP SECURITIES	8/3/2021	—	(13)	(13)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP SECURITIES	8/13/2019	(2)	(144)	(144)
BNP SECURITIES	8/13/2019	—	(1)	(1)
BNP SECURITIES	8/11/2020	—	(13)	(13)
BNP SECURITIES	8/10/2021	—	(56)	(56)
BNP SECURITIES	8/20/2019	(2)	(124)	(124)
BNP SECURITIES	8/20/2019	—	—	—
BNP SECURITIES	8/18/2020	—	(12)	(12)
BNP SECURITIES	8/17/2021	—	(13)	(13)
BNP SECURITIES	10/1/2019	(2)	(100)	(100)
BNP SECURITIES	9/29/2020	—	(10)	(10)
BNP SECURITIES	9/28/2021	—	(12)	(12)
BNP SECURITIES	10/29/2019	(2)	(477)	(477)
BNP SECURITIES	10/29/2019	—	(10)	(10)
BNP SECURITIES	10/27/2020	—	(25)	(25)
BNP SECURITIES	10/26/2021	—	(47)	(47)
BNP SECURITIES	11/5/2019	(2)	(324)	(324)
BNP SECURITIES	11/5/2019	—	(6)	(6)
BNP SECURITIES	11/2/2021	—	(39)	(39)
BNP SECURITIES	11/3/2020	—	(20)	(20)
BNP SECURITIES	2/4/2020	(2)	(373)	(373)
BNP SECURITIES	2/1/2022	—	(41)	(41)
BNP SECURITIES	3/31/2020	(2)	(309)	(309)
BNP SECURITIES	3/30/2021	—	(35)	(35)
BNP SECURITIES	3/29/2022	—	(35)	(35)
BNP SECURITIES	4/14/2020	(2)	(266)	(266)
BNP SECURITIES	4/13/2021	—	(16)	(16)
BNP SECURITIES	4/12/2022	—	(32)	(32)
BNP SECURITIES	4/21/2020	(2)	(228)	(228)
BNP SECURITIES	4/19/2022	—	(15)	(15)
WELLS FARGO BANK	7/9/2019	—	(65)	(65)
WELLS FARGO BANK	8/6/2019	—	(124)	(124)
WELLS FARGO BANK	9/3/2019	—	(62)	(62)
WELLS FARGO BANK	10/8/2019	—	(67)	(67)
WELLS FARGO BANK	10/15/2019	—	(67)	(67)
WELLS FARGO BANK	10/29/2019	—	(70)	(70)
WELLS FARGO BANK	11/12/2019	—	(63)	(63)
WELLS FARGO BANK	12/3/2019	—	(60)	(60)
WELLS FARGO BANK	12/17/2019	—	(54)	(54)
WELLS FARGO BANK	1/7/2020	—	(55)	(55)
WELLS FARGO BANK	1/28/2020	—	(102)	(102)
WELLS FARGO BANK	2/4/2020	—	(50)	(50)
WELLS FARGO BANK	2/18/2020	—	(43)	(43)
WELLS FARGO BANK	2/25/2020	—	(130)	(130)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK	3/3/2020	—	(43)	(43)
WELLS FARGO BANK	3/10/2020	—	(43)	(43)
WELLS FARGO BANK	4/7/2020	—	(90)	(90)
WELLS FARGO BANK	4/14/2020	—	(46)	(46)
WELLS FARGO BANK	4/21/2020	—	(42)	(42)
WELLS FARGO BANK	4/28/2020	—	(42)	(42)
WELLS FARGO BANK	5/5/2020	—	(84)	(84)
WELLS FARGO BANK	5/12/2020	—	(42)	(42)
WELLS FARGO BANK	6/9/2020	—	(39)	(39)
WELLS FARGO BANK	6/23/2020	—	(41)	(41)
WELLS FARGO BANK	7/23/2019	—	(37)	(37)
WELLS FARGO BANK	7/21/2020	—	(37)	(37)
WELLS FARGO BANK	7/30/2019	—	(74)	(74)
WELLS FARGO BANK	7/28/2020	—	(37)	(37)
WELLS FARGO BANK	8/13/2019	—	(38)	(38)
WELLS FARGO BANK	8/11/2020	—	(38)	(38)
WELLS FARGO BANK	8/20/2019	—	(40)	(40)
WELLS FARGO BANK	8/18/2020	—	(78)	(78)
WELLS FARGO BANK	8/27/2019	—	(41)	(41)
WELLS FARGO BANK	8/25/2020	—	(40)	(40)
WELLS FARGO BANK	9/3/2019	—	(40)	(40)
WELLS FARGO BANK	9/10/2019	—	(72)	(72)
WELLS FARGO BANK	9/8/2020	—	(36)	(36)
WELLS FARGO BANK	9/24/2019	—	(36)	(36)
WELLS FARGO BANK	9/22/2020	—	(36)	(36)
WELLS FARGO BANK	10/8/2019	—	(32)	(32)
WELLS FARGO BANK	10/6/2020	—	(32)	(32)
WELLS FARGO BANK	10/15/2019	—	(31)	(31)
WELLS FARGO BANK	10/13/2020	—	(32)	(32)
WELLS FARGO BANK	11/5/2019	—	(29)	(29)
WELLS FARGO BANK	11/12/2019	—	(121)	(121)
WELLS FARGO BANK	11/10/2020	—	(62)	(62)
WELLS FARGO BANK	12/10/2019	—	(24)	(24)
WELLS FARGO BANK	12/8/2020	—	(25)	(25)
WELLS FARGO BANK	12/24/2019	—	(23)	(23)
WELLS FARGO BANK	12/31/2019	—	(22)	(22)
WELLS FARGO BANK	12/29/2020	—	(24)	(24)
WELLS FARGO BANK	1/7/2020	—	(17)	(17)
WELLS FARGO BANK	1/5/2021	—	(19)	(19)
WELLS FARGO BANK	1/14/2020	—	(15)	(15)
WELLS FARGO BANK	1/12/2021	—	(18)	(18)
WELLS FARGO BANK	1/28/2020	—	(26)	(26)
WELLS FARGO BANK	1/26/2021	—	(16)	(16)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK	2/11/2020	—	(25)	(25)
WELLS FARGO BANK	2/9/2021	—	(25)	(25)
WELLS FARGO BANK	3/10/2020	—	(33)	(33)
WELLS FARGO BANK	3/9/2021	—	(37)	(37)
WELLS FARGO BANK	3/17/2020	—	(20)	(20)
WELLS FARGO BANK	3/16/2021	—	(21)	(21)
WELLS FARGO BANK	3/24/2020	—	(28)	(28)
WELLS FARGO BANK	4/7/2020	—	(76)	(76)
WELLS FARGO BANK	4/6/2021	—	(25)	(25)
WELLS FARGO BANK	4/21/2020	—	(27)	(27)
WELLS FARGO BANK	4/20/2021	—	(27)	(27)
WELLS FARGO BANK	5/5/2020	—	(23)	(23)
WELLS FARGO BANK	5/4/2021	—	(22)	(22)
WELLS FARGO BANK	5/12/2020	—	(40)	(40)
WELLS FARGO BANK	5/11/2021	—	(20)	(20)
WELLS FARGO BANK	5/19/2020	—	(19)	(19)
WELLS FARGO BANK	5/26/2020	—	(43)	(43)
WELLS FARGO BANK	5/25/2021	—	(22)	(22)
WELLS FARGO BANK	6/1/2021	—	(18)	(18)
WELLS FARGO BANK	6/9/2020	—	(29)	(29)
WELLS FARGO BANK	6/8/2021	—	(15)	(15)
WELLS FARGO BANK	6/16/2020	—	(16)	(16)
WELLS FARGO BANK	6/15/2021	—	(16)	(16)
WELLS FARGO BANK	6/23/2020	—	(19)	(19)
WELLS FARGO BANK	6/22/2021	—	(18)	(18)
WELLS FARGO BANK	7/2/2019	(2)	(340)	(340)
WELLS FARGO BANK	7/2/2019	—	(1)	(1)
WELLS FARGO BANK	6/30/2020	—	(20)	(20)
WELLS FARGO BANK	6/29/2021	—	(38)	(38)
WELLS FARGO BANK	7/9/2019	(2)	(160)	(160)
WELLS FARGO BANK	7/9/2019	—	—	—
WELLS FARGO BANK	7/7/2020	—	(15)	(15)
WELLS FARGO BANK	7/6/2021	—	(15)	(15)
WELLS FARGO BANK	7/16/2019	(2)	(147)	(147)
WELLS FARGO BANK	7/16/2019	—	—	—
WELLS FARGO BANK	7/14/2020	—	(14)	(14)
WELLS FARGO BANK	7/13/2021	—	(29)	(29)
WELLS FARGO BANK	7/23/2019	(2)	(144)	(144)
WELLS FARGO BANK	7/23/2019	—	—	—
WELLS FARGO BANK	7/21/2020	—	(27)	(27)
WELLS FARGO BANK	7/20/2021	—	(14)	(14)
WELLS FARGO BANK	7/30/2019	(2)	(179)	(179)
WELLS FARGO BANK	7/30/2019	—	—	—

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK	7/28/2020	—	(14)	(14)
WELLS FARGO BANK	7/27/2021	—	(15)	(15)
WELLS FARGO BANK	8/27/2019	(2)	(91)	(91)
WELLS FARGO BANK	8/27/2019	—	—	—
WELLS FARGO BANK	8/24/2021	—	(12)	(12)
WELLS FARGO BANK	9/3/2019	(2)	(114)	(114)
WELLS FARGO BANK	9/3/2019	—	—	—
WELLS FARGO BANK	9/1/2020	—	(11)	(11)
WELLS FARGO BANK	8/31/2021	—	(12)	(12)
WELLS FARGO BANK	9/10/2019	(2)	(132)	(132)
WELLS FARGO BANK	9/10/2019	—	(1)	(1)
WELLS FARGO BANK	9/8/2020	—	(11)	(11)
WELLS FARGO BANK	9/7/2021	—	(37)	(37)
WELLS FARGO BANK	9/17/2019	(2)	(101)	(101)
WELLS FARGO BANK	9/17/2019	—	—	—
WELLS FARGO BANK	9/15/2020	—	(21)	(21)
WELLS FARGO BANK	9/14/2021	—	(35)	(35)
WELLS FARGO BANK	9/24/2019	(2)	(91)	(91)
WELLS FARGO BANK	9/24/2019	—	—	—
WELLS FARGO BANK	9/22/2020	—	(10)	(10)
WELLS FARGO BANK	9/21/2021	—	(23)	(23)
WELLS FARGO BANK	10/8/2019	(2)	(163)	(163)
WELLS FARGO BANK	10/8/2019	—	(1)	(1)
WELLS FARGO BANK	10/6/2020	—	(12)	(12)
WELLS FARGO BANK	10/5/2021	—	(26)	(26)
WELLS FARGO BANK	10/15/2019	(2)	(291)	(291)
WELLS FARGO BANK	10/15/2019	—	(3)	(3)
WELLS FARGO BANK	10/13/2020	—	(33)	(33)
WELLS FARGO BANK	10/12/2021	—	(33)	(33)
WELLS FARGO BANK	10/22/2019	(2)	(353)	(353)
WELLS FARGO BANK	10/22/2019	—	(6)	(6)
WELLS FARGO BANK	10/20/2020	—	(41)	(41)
WELLS FARGO BANK	10/19/2021	—	(40)	(40)
WELLS FARGO BANK	11/12/2019	(2)	(436)	(436)
WELLS FARGO BANK	11/12/2019	—	(8)	(8)
WELLS FARGO BANK	11/10/2020	—	(22)	(22)
WELLS FARGO BANK	11/9/2021	—	(42)	(42)
WELLS FARGO BANK	11/19/2019	(2)	(586)	(586)
WELLS FARGO BANK	11/19/2019	—	(14)	(14)
WELLS FARGO BANK	11/17/2020	—	(56)	(56)
WELLS FARGO BANK	11/16/2021	—	(51)	(51)
WELLS FARGO BANK	11/26/2019	(2)	(448)	(448)
WELLS FARGO BANK	11/23/2021	—	(23)	(23)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK	12/3/2019	(2)	(404)	(404)
WELLS FARGO BANK	12/3/2019	—	(8)	(8)
WELLS FARGO BANK	12/1/2020	—	(23)	(23)
WELLS FARGO BANK	11/30/2021	—	(21)	(21)
WELLS FARGO BANK	12/10/2019	(2)	(641)	(641)
WELLS FARGO BANK	12/10/2019	—	(12)	(12)
WELLS FARGO BANK	12/8/2020	—	(27)	(27)
WELLS FARGO BANK	12/7/2021	—	(48)	(48)
WELLS FARGO BANK	12/17/2019	(2)	(798)	(798)
WELLS FARGO BANK	12/17/2019	—	(19)	(19)
WELLS FARGO BANK	12/15/2020	—	(67)	(67)
WELLS FARGO BANK	12/14/2021	—	(89)	(89)
WELLS FARGO BANK	12/24/2019	(2)	(1,163)	(1,163)
WELLS FARGO BANK	12/22/2020	—	(98)	(98)
WELLS FARGO BANK	12/21/2021	—	(129)	(129)
WELLS FARGO BANK	12/21/2021	—	(11)	(11)
WELLS FARGO BANK	12/31/2019	(1)	(424)	(424)
WELLS FARGO BANK	12/29/2020	—	(37)	(37)
WELLS FARGO BANK	12/28/2021	—	(65)	(65)
WELLS FARGO BANK	1/7/2020	(2)	(657)	(657)
WELLS FARGO BANK	1/5/2021	—	(64)	(64)
WELLS FARGO BANK	1/4/2022	—	(57)	(57)
WELLS FARGO BANK	1/14/2020	—	(15)	(15)
WELLS FARGO BANK	1/14/2020	(2)	(689)	(689)
WELLS FARGO BANK	1/12/2021	—	(30)	(30)
WELLS FARGO BANK	1/11/2022	—	(53)	(53)
WELLS FARGO BANK	1/21/2020	(2)	(565)	(565)
WELLS FARGO BANK	1/21/2020	—	(14)	(14)
WELLS FARGO BANK	1/19/2021	—	(28)	(28)
WELLS FARGO BANK	1/18/2022	—	(25)	(25)
WELLS FARGO BANK	1/28/2020	(2)	(594)	(594)
WELLS FARGO BANK	1/26/2021	—	(56)	(56)
WELLS FARGO BANK	1/25/2022	—	(50)	(50)
WELLS FARGO BANK	2/11/2020	(2)	(450)	(450)
WELLS FARGO BANK	2/9/2021	—	(86)	(86)
WELLS FARGO BANK	2/8/2022	—	(60)	(60)
WELLS FARGO BANK	2/18/2020	(2)	(335)	(335)
WELLS FARGO BANK	2/16/2021	—	(42)	(42)
WELLS FARGO BANK	2/15/2022	—	(41)	(41)
WELLS FARGO BANK	2/25/2020	(2)	(320)	(320)
WELLS FARGO BANK	2/23/2021	—	(41)	(41)
WELLS FARGO BANK	2/22/2022	—	(39)	(39)
WELLS FARGO BANK	3/3/2020	(2)	(384)	(384)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK	3/2/2021	—	(21)	(21)
WELLS FARGO BANK	3/1/2022	—	(20)	(20)
WELLS FARGO BANK	3/10/2020	(2)	(367)	(367)
WELLS FARGO BANK	3/9/2021	—	(21)	(21)
WELLS FARGO BANK	3/8/2022	—	(60)	(60)
WELLS FARGO BANK	3/17/2020	(2)	(363)	(363)
WELLS FARGO BANK	3/16/2021	—	(19)	(19)
WELLS FARGO BANK	3/15/2022	—	(18)	(18)
WELLS FARGO BANK	3/24/2020	(2)	(322)	(322)
WELLS FARGO BANK	3/23/2021	—	(39)	(39)
WELLS FARGO BANK	3/22/2022	—	(38)	(38)
WELLS FARGO BANK	4/7/2020	(2)	(272)	(272)
WELLS FARGO BANK	4/6/2021	—	(17)	(17)
WELLS FARGO BANK	4/5/2022	(1)	(84)	(84)
WELLS FARGO BANK	4/28/2020	(2)	(195)	(195)
WELLS FARGO BANK	4/27/2021	—	(15)	(15)
WELLS FARGO BANK	4/26/2022	—	(15)	(15)
WELLS FARGO BANK	5/5/2020	—	(6)	(6)
WELLS FARGO BANK	5/3/2022	—	(36)	(36)
WELLS FARGO BANK	5/5/2020	(2)	(277)	(277)
WELLS FARGO BANK	5/12/2020	(2)	(321)	(321)
WELLS FARGO BANK	5/11/2021	—	(21)	(21)
WELLS FARGO BANK	5/10/2022	—	(41)	(41)
WELLS FARGO BANK	5/19/2020	(2)	(386)	(386)
WELLS FARGO BANK	5/26/2020	(2)	(427)	(427)
WELLS FARGO BANK	5/24/2022	—	(44)	(44)
WELLS FARGO BANK	6/2/2020	(2)	(388)	(388)
WELLS FARGO BANK	6/1/2021	—	(23)	(23)
WELLS FARGO BANK	5/31/2022	—	(22)	(22)
WELLS FARGO BANK	6/9/2020	(2)	(291)	(291)
WELLS FARGO BANK	6/16/2020	(2)	(245)	(245)
WELLS FARGO BANK	6/15/2021	—	(34)	(34)
WELLS FARGO BANK	6/14/2022	—	(35)	(35)
WELLS FARGO BANK	6/23/2020	(2)	(277)	(277)
WELLS FARGO BANK	6/22/2021	—	(34)	(34)
WELLS FARGO BANK	6/21/2022	—	(40)	(40)
TOTAL WRITTEN OPTIONS			(27,329)	(27,329)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)
June 30, 2019
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FUTURES
S&P 500 MINI FUTURES	9/1/2019	—	4	4
TOTAL FUTURES			4	4
TOTAL DERIVATIVES - NET			12,356	12,356
TOTAL INVESTMENTS IN CASH EQUIVALENTS, FIXED MATURITIES, EQUITY SECURITIES, SYNDICATED LOANS AND DERIVATIVES			$8,311,720	$8,333,765

NOTES
a) Cash equivalents are carried at amortized cost which approximates fair value. Fixed maturities and equity securities are carried at fair value. In the absence of quoted market prices, fair values are obtained from third-party pricing services, non-binding broker quotes or other model-based valuation techniques. Syndicated loans are carried at amortized cost, less allowance for loan losses. Derivatives are carried at fair value. Options are traded in over-the-counter markets using pricing models with market observable inputs. Futures are exchange-traded and valued using quoted prices in active markets. See notes to the financial statements regarding valuations.
b) For Federal income tax purposes, the cost of investments is $8.3 billion.
c) Securities written down due to other-than-temporary impairment related to credit losses.
d) Non-Income producing securities.